UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2008

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund. The remaining series of the Registrant, MFS Sector Rotational Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS INVESTMENT MANAGEMENT

SSW
NNE
NE

4/30/08 Annual report

LTF-ANN-04/08

MFS® Lifetime Funds

CONTACT INFORMATION	BACK COVER

Note to Shareholders: At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 16, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS® Lifetime Retirement Income Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	20.1%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Floating Rate High Income Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Money Market Fund	10.0%
MFS Research Fund	10.0%
MFS Value Fund	9.9%
Cash & Other Net Assets (o)	0.0%

MFS® Lifetime 2010 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Value Fund	12.4%
MFS Research Fund	12.4%
MFS Government Securities Fund	10.0%
MFS Money Market Fund	10.0%
MFS Inflation-Adjusted Bond Fund	5.2%
MFS Floating Rate High Income Fund	5.1%
MFS Research International Fund	2.4%
MFS Core Growth Fund	2.4%
Cash & Other Net Assets	0.1%

MFS® Lifetime 2020 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	15.1%
MFS Value Fund	14.9%
MFS Research Fund	12.5%
MFS Research International Fund	12.4%
MFS Core Growth Fund	12.3%
MFS Government Securities Fund	7.5%
MFS Mid Cap Growth Fund	7.4%
MFS Mid Cap Value Fund	7.4%
MFS High Income Fund	5.0%
MFS Money Market Fund	2.6%
MFS International New Discovery Fund	2.4%
Cash & Other Net Assets	0.5%

(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/08.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Lifetime 2030 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Core Growth Fund	18.7%
MFS Value Fund	14.9%
MFS Mid Cap Growth Fund	13.7%
MFS Mid Cap Value Fund	13.6%
MFS Research International Fund	11.3%
MFS Research Fund	10.0%
MFS International New Discovery Fund	8.7%
MFS New Discovery Fund	3.7%
MFS Research Bond Fund	2.6%
MFS High Income Fund	1.3%
MFS Government Securities Fund	1.3%
Cash & Other Net Assets	0.2%

MFS® Lifetime 2040 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Core Growth Fund	19.9%
MFS Mid Cap Growth Fund	15.0%
MFS Value Fund	15.0%
MFS Mid Cap Value Fund	14.9%
MFS International New Discovery Fund	10.1%
MFS Research International Fund	10.0%
MFS Research Fund	10.0%
MFS New Discovery Fund	5.1%
Cash & Other Net Assets (o)	0.0%

(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/08.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Market environment

The U.S. economy and financial markets experienced significant deterioration and heightened volatility over the reporting period. U.S. economic growth slowed significantly in the fourth quarter of 2007 and first quarter of 2008. Headwinds included accelerated deterioration in the housing market, subdued corporate investment, a markedly weaker job market, and a tighter credit environment as banks sought to repair balance sheets. During the period, the climax of the credit turmoil occurred in mid March as the Federal Reserve backstopped the distressed sale of failing Bear Stearns to JPMorgan. While reasonably resilient, parts of the global economy and financial system experienced some spillover from the U.S. slowdown. Japanese and European growth slowed over the reporting period and international financial markets were adversely affected by U.S. mortgage and structured product losses.

In the face of this financial and economic turmoil, most global central banks were forced to inject liquidity and to reassess their tightening biases as government bond yields declined and credit spreads widened. During the second half of the reporting period, the U.S. Federal Reserve Board began an aggressive rate cutting campaign, while the U.S. federal government moved quickly to design and implement a modest fiscal stimulus package. Although the Bank of England and the Bank of Canada also cut rates, the dilemma of rising energy and food prices heightened concerns among central bankers that inflationary expectations might become unhinged.

By the end of the reporting period, bond yields, credit spreads, and equity valuations implied market expectations consistent with the view that the worst of the credit dislocation was behind us. Nonetheless, the markets continued to price in further financial and economic weakening, albeit of a less tumultuous nature.

MFS Lifetime Retirement Income Fund

Summary of results

For the twelve months ended April 30, 2008, Class A shares of the MFS Lifetime Retirement Income Fund provided a total return of 2.67%, at net asset value. In comparison, the fund’s benchmark, the Lehman Brothers U.S. Aggregate Bond Index, returned 6.87%. The fund’s other benchmark, a blended benchmark (MFS Lifetime Retirement Income Fund Custom Blend) comprised at period end of 70% Lehman Brothers U.S. Aggregate Bond Index, 20% Standard & Poor’s 500 Stock Index, and 10% Lehman Brothers Three-Month Treasury Bill Index, returned 4.36%

Detractors from performance

Principal detractors from performance relative to the blended benchmark were the allocations to equity funds, which underperformed fixed income over the time period, and the MFS Floating Rate High Income Fund, as the bank loan segment of the fixed income market struggled.

Contributors to performance

During the reporting period, the fund benefited from its allocations to fixed income funds. The principal contributors to relative performance were our investments in the MFS Inflation-Adjusted Bond Fund and the MFS Government Securities Fund. In addition, strong relative performance within our equity funds that outperformed their respective market segments had a positive impact on performance.

MFS Lifetime 2010 Fund

Summary of results

For the twelve months ended April 30, 2008, Class A shares of the MFS Lifetime 2010 Fund provided a total return of 2.65%, at net asset value. In comparison, the fund’s benchmark, the Lehman Brothers U.S. Aggregate Bond Index, returned 6.87%. The fund’s other benchmark, a blended benchmark (MFS Lifetime 2010 Fund Custom Blend) comprised at period end of 60% Lehman Brothers U.S. Aggregate Bond Index, 27.5% Standard & Poor’s 500 Stock Index, 10% Lehman Brothers Three-Month Treasury Bill Index, and 2.5% MSCI EAFE Index, returned 3.19%.

Detractors from performance

Principal detractors from performance relative to the blended benchmark were the fund’s allocations to equity funds, which underperformed fixed income over the time period and the MFS Floating Rate High Income Fund, as the bank loan segment of the fixed income market struggled.

Contributors to performance

During the reporting period, the fund benefited from its allocations to fixed income funds. The principal contributors to relative performance were our investments in the MFS Inflation-Adjusted Bond Fund, MFS Government Securities Fund, and the Research Bond Fund. In addition, strong relative performance within our equity funds that outperformed their respective market segments had a positive impact on performance.

Management Review – continued

MFS Lifetime 2020 Fund

Summary of results

For the twelve months ended April 30, 2008, Class A shares of the MFS Lifetime 2020 Fund provided a total return of 0.47%, at net asset value. In comparison, the fund’s benchmark, the Standard & Poor’s 500 Stock Index, returned -4.68%. The fund’s other benchmark, a blended benchmark (MFS Lifetime 2020 Fund Custom Blend) comprised at period end of 55% Standard & Poor’s 500 Stock Index, 27.50% Lehman Brothers U.S. Aggregate Bond Index, 15% MSCI EAFE Index, and 2.50% Lehman Brothers Three-Month Treasury Bill Index, returned -0.78%.

Contributors to performance

During the reporting period, the fund benefited from its allocations to fixed income funds. Principal contributors to performance relative to the blended benchmark were the fund’s allocations to the MFS Research Bond Fund and MFS Government Securities Fund. In addition, strong relative performance within our equity funds that outperformed their respective market segments, namely the MFS Value Fund, MFS Research Fund, and MFS Research International Fund, had a positive impact on performance.

Detractors from performance

The principal detractors from performance relative to the blended benchmark were the allocation to equity funds – most notably to the MFS Mid Cap Value Fund, which underperformed fixed income over the reporting period.

MFS Lifetime 2030 Fund

Summary of results

For the twelve months ended April 30, 2008, Class A shares of the MFS Lifetime 2030 Fund provided a total return of -1.65%, at net asset value. In comparison, the fund’s benchmark, the Standard & Poor’s 500 Stock Index, returned -4.68%. The fund’s other benchmark, a blended benchmark (MFS Lifetime 2030 Fund Custom Blend) comprised at period end of 75% Standard & Poor’s 500 Stock Index, 20% MSCI EAFE Index, and 5% Lehman Brothers U.S. Aggregate Bond Index, returned -3.44%.

Contributors to performance

The principal contributors to performance relative to the blended benchmark were the fund’s investments in several domestic and international large capitalization funds. These included the MFS Core Growth Fund, MFS Research International Fund, and the MFS Research Fund.

Detractors from performance

The major detractor from relative performance was our investment in the MFS Mid Cap Value Fund.

MFS Lifetime 2040 Fund

Summary of results

For the twelve months ended April 30, 2008, Class A shares of the MFS Lifetime 2040 Fund provided a total return of -2.12%, at net asset value. In comparison, the fund’s benchmark, the Standard & Poor’s 500 Stock Index, returned -4.68%. The fund’s other benchmark, a blended benchmark (MFS Lifetime 2040 Fund Custom Blend) comprised at period end of 80% Standard & Poor’s 500 Stock Index and 20% MSCI EAFE Index, returned -3.96%.

Contributors to performance

The principal contributors to performance relative to the blended benchmark were the fund’s investments in several domestic and international large capitalization funds. These included the MFS Core Growth Fund, MFS Research International Fund, and the MFS Research Fund.

Detractors from performance

The major detractor from relative performance was the fund’s allocation to the MFS Mid Cap Value Fund.

Respectfully,

Joseph Flaherty

Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares.

Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3 and Class R4 shares, respectively.

PERFORMANCE SUMMARY THROUGH 4/30/08

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary).

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS® Lifetime Retirement Income Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/08

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/29/05	2.67%	4.86%
B	9/29/05	2.01%	4.18%
C	9/29/05	2.11%	4.22%
I	9/29/05	3.14%	5.27%
R1	9/29/05	2.13%	4.13%
R2 (formerly R3)	9/29/05	2.42%	4.57%
R3 (formerly R4)	9/29/05	2.77%	4.83%
R4 (formerly R5)	9/29/05	2.97%	5.18%

Comparative benchmarks

Lehman Brothers U.S. Aggregate Bond Index (f)	6.87%	5.22%
MFS Lifetime Retirement Income Fund Custom Blend (f)*	4.36%	5.62%

With sales charge

A With Initial Sales Charge (5.75%)	(3.23)%	2.49%
B With CDSC (Declining over six years from 4% to 0%) (x)	(1.88)%	3.09%
C With CDSC (1% for 12 months) (x)	1.14%	4.22%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(x)	Assuming redemption at the end of the applicable period.
*	The weights of the components of the blended benchmark (MFS Lifetime Retirement Income Fund Custom Blend) are 70% Lehman Brothers U.S. Aggregate Bond Index, 20% Standard & Poor’s 500 Stock Index, and 10% Lehman Brothers Three-Month Treasury Bill Index.

Performance Summary – continued

MFS® Lifetime 2010 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/08

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/29/05	2.65%	6.23%
B	9/29/05	2.01%	5.52%
C	9/29/05	1.98%	5.51%
I	9/29/05	3.02%	6.57%
R1	9/29/05	1.91%	5.40%
R2 (formerly Class R3)	9/29/05	2.40%	5.88%
R3 (formerly Class R4)	9/29/05	2.68%	6.20%
R4 (formerly Class R5)	9/29/05	2.89%	6.47%

Comparative benchmarks

Lehman Brothers U.S. Aggregate Bond Index (f)	6.87%	5.22%
MFS Lifetime 2010 Fund Custom Blend (f)*	3.19%	6.73%

With sales charge

A With Initial Sales Charge (5.75%)	(3.25)%	3.82%
B With CDSC (Declining over six years from 4% to 0%) (x)	(1.95)%	4.45%
C With CDSC (1% for 12 months) (x)	0.99%	5.51%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period ended.
(x)	Assuming redemption at the end of the applicable period.
*	The weights of the components of the blended benchmark (MFS Lifetime 2010 Fund Custom Blend) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/08	4/30/07
Lehman Brothers U.S. Aggregate Bond Index	60.00%	56.00%
Standard & Poor’s 500 Stock Index	27.50%	30.50%
Lehman Brothers Three-Month Treasury Bill Index	10.00%	10.00%
MSCI EAFE Index	2.50%	3.50%

Performance Summary – continued

MFS® Lifetime 2020 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/08

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/29/05	0.47%	8.37%
B	9/29/05	(0.23)%	7.66%
C	9/29/05	(0.26)%	7.68%
I	9/29/05	0.76%	8.75%
R1	9/29/05	(0.28)%	7.57%
R2 (formerly R3)	9/29/05	0.09%	8.07%
R3 (formerly R4)	9/29/05	0.43%	8.35%
R4 (formerly R5)	9/29/05	0.64%	8.66%

Comparative benchmark

Standard & Poor’s 500 Stock Index (f)	(4.68)%	7.13%
MFS Lifetime 2020 Fund Custom Blend (f)*	(0.78)%	8.68%

With sales charge

A With Initial Sales Charge (5.75%)	(5.31)%	5.92%
B With CDSC (Declining over six years from 4% to 0%) (x)	(4.06)%	6.62%
C With CDSC (1% for 12 months) (x)	(1.21)%	7.68%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(x)	Assuming redemption at the end of the applicable period.
*	The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Custom Blend) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/08	4/30/07
Standard & Poor’s 500 Stock Index	55.00%	57.00%
Lehman Brothers U.S. Aggregate Bond Index	27.50%	24.50%
Lehman Brothers Three-Month Treasury Bill Index	2.50%	1.50%
MSCI EAFE Index	15.00%	17.00%

Performance Summary – continued

MFS® Lifetime 2030 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/08

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/29/05	(1.65)%	8.57%
B	9/29/05	(2.30)%	7.87%
C	9/29/05	(2.29)%	7.85%
I	9/29/05	(1.35)%	8.95%
R1	9/29/05	(2.42)%	7.76%
R2 (formerly R3)	9/29/05	(1.93)%	8.24%
R3 (formerly R4)	9/29/05	(1.69)%	8.52%
R4 (formerly R5)	9/29/05	(1.47)%	8.82%

Comparative benchmark

Standard & Poor’s 500 Stock Index (f)	(4.68)%	7.13%
MFS Lifetime 2030 Fund Custom Blend (f)*	(3.44)%	9.01%

With sales charge

A With Initial Sales Charge (5.75%)	(7.31)%	6.11%
B With CDSC (Declining over six years from 4% to 0%) (x)	(6.02)%	6.83%
C With CDSC (1% for 12 months) (x)	(3.22)%	7.85%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(x)	Assuming redemption at the end of the applicable period.
*	The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Custom Blend) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/08	4/30/07
Standard & Poor’s 500 Stock Index	75.00%	77.00%
MSCI EAFE Index	20.00%	20.00%
Lehman Brothers U.S. Aggregate Bond Index	5.00%	3.00%

Performance Summary – continued

MFS® Lifetime 2040 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/08

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/29/05	(2.12)%	8.49%
B	9/29/05	(2.72)%	7.79%
C	9/29/05	(2.69)%	7.80%
I	9/29/05	(1.75)%	8.89%
R1	9/29/05	(2.75)%	7.73%
R2 (Formerly R3)	9/29/05	(2.36)%	8.20%
R3 (Formerly R4)	9/29/05	(2.13)%	8.47%
R4 (Formerly R5)	9/29/05	(1.79)%	8.79%

Comparative benchmark

Standard & Poor’s 500 Stock Index (f)	(4.68)%	7.13%
MFS Lifetime 2040 Fund Custom Blend (f)*	(3.96)%	8.87%

With sales charge

A With Initial Sales Charge (5.75%)	(7.75)%	6.03%
B With CDSC (Declining over six years from 4% to 0%) (x)	(6.42)%	6.76%
C With CDSC (1% for 12 months) (x)	(3.61)%	7.80%

Class I, R1, R2, R3 and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(x)	Assuming redemption at the end of the applicable period.
*	The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Custom Blend) are 80% Standard & Poor’s 500 Stock Index and 20% MSCI EAFE Index.

Performance Summary – continued

Benchmark definitions

Lehman Brothers Three-Month Treasury Bill Index – is comprised of the U.S. Treasury Bill issue with a remaining maturity closest to 3 months, as of the last day of each month. The return of this one issue over the course of a month will be the return for the US Treasury 3 Month Bellwether Index. The single-issue index will reset at the end of each month to include the specific US Treasury issue which closest meets the 3-month-to-maturity parameter.

Lehman Brothers U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the funds’ performance results would be less favorable. Please see the prospectus and financial statements for complete details.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, November 1, 2007 through April 30, 2008

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the funds will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007 through April 30, 2008.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME RETIREMENT INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/07	Ending Account Value 4/30/08	Expenses Paid During Period (p) 11/01/07-4/30/08
A	Actual	0.46%	$1,000.00	$997.20	$2.28
	Hypothetical (h)	0.46%	$1,000.00	$1,022.58	$2.31
B	Actual	1.11%	$1,000.00	$993.97	$5.50
	Hypothetical (h)	1.11%	$1,000.00	$1,019.34	$5.57
C	Actual	1.11%	$1,000.00	$994.00	$5.50
	Hypothetical (h)	1.11%	$1,000.00	$1,019.34	$5.57
I	Actual	0.12%	$1,000.00	$998.97	$0.60
	Hypothetical (h)	0.12%	$1,000.00	$1,024.27	$0.60
R1	Actual	1.18%	$1,000.00	$994.62	$5.85
	Hypothetical (h)	1.18%	$1,000.00	$1,019.00	$5.92
R2 (formerly R3)	Actual	0.65%	$1,000.00	$995.26	$3.22
	Hypothetical (h)	0.65%	$1,000.00	$1,021.63	$3.27
R3 (formerly R4)	Actual	0.42%	$1,000.00	$997.46	$2.09
	Hypothetical (h)	0.42%	$1,000.00	$1,022.77	$2.11
R4 (formerly R5)	Actual	0.14%	$1,000.00	$998.81	$0.70
	Hypothetical (h)	0.14%	$1,000.00	$1,024.17	$0.70

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting the Table

Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2 (formerly Class R3), Class R3 (formerly Class R4), and Class R4 (formerly Class R5) retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 0.61%, 0.36% and 0.11% for Class R2, Class R3, and Class R4 shares, respectively; the actual expenses paid during the period would have been approximately $3.04, $1.79, and $0.55 for Class R2, Class R3, and Class R4 shares, respectively; and the hypothetical expenses paid during the period would have been approximately $3.07, $1.82 and $0.56 for Class R2, Class R3, Class and R4 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.12%; the actual expenses paid during the period would have been approximately $5.57; and the hypothetical expenses paid during the period would have been approximately $5.64.

Expense Tables – continued

MFS LIFETIME 2010 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/07	Ending Account Value 4/30/08	Expenses Paid During Period (p) 11/01/07-4/30/08
A	Actual	0.45%	$1,000.00	$987.32	$2.22
	Hypothetical (h)	0.45%	$1,000.00	$1,022.63	$2.26
B	Actual	1.10%	$1,000.00	$984.36	$5.43
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
C	Actual	1.10%	$1,000.00	$984.09	$5.43
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
I	Actual	0.10%	$1,000.00	$989.27	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.37	$0.50
R1	Actual	1.15%	$1,000.00	$984.15	$5.67
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77
R2 (formerly R3)	Actual	0.64%	$1,000.00	$986.50	$3.16
	Hypothetical (h)	0.64%	$1,000.00	$1,021.68	$3.22
R3 (formerly R4)	Actual	0.40%	$1,000.00	$988.39	$1.98
	Hypothetical (h)	0.40%	$1,000.00	$1,022.87	$2.01
R4 (formerly R5)	Actual	0.14%	$1,000.00	$988.88	$0.69
	Hypothetical (h)	0.14%	$1,000.00	$1,024.17	$0.70

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting the Table

Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2 (formerly Class R3), Class R3 (formerly Class R4) and Class R4 (formerly Class R5) retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 0.60%, 0.35%, and 0.10% for Class R2, Class R3 and Class R4 shares, respectively; the actual expenses paid during the period would have been approximately $2.97, $1.74, and $0.50 for Class R2, Class R3, and Class R4 shares, respectively; and the hypothetical expenses paid during the period would have been approximately $3.02, $1.77 and $0.50 for Class R2, Class R3 and Class R4 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.10%; the actual expenses paid during the period would have been approximately $5.44; and the hypothetical expenses paid during the period would have been approximately $5.54.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/07	Ending Account Value 4/30/08	Expenses Paid During Period (p) 11/01/07-4/30/08
A	Actual	0.45%	$1,000.00	$949.43	$2.18
	Hypothetical (h)	0.45%	$1,000.00	$1,022.63	$2.26
B	Actual	1.10%	$1,000.00	$946.35	$5.32
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
C	Actual	1.10%	$1,000.00	$946.76	$5.32
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
I	Actual	0.10%	$1,000.00	$951.67	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.37	$0.50
R1	Actual	1.16%	$1,000.00	$945.85	$5.61
	Hypothetical (h)	1.16%	$1,000.00	$1,019.10	$5.82
R2 (formerly R3)	Actual	0.64%	$1,000.00	$947.99	$3.10
	Hypothetical (h)	0.64%	$1,000.00	$1,021.68	$3.22
R3 (formerly R4)	Actual	0.40%	$1,000.00	$949.76	$1.94
	Hypothetical (h)	0.40%	$1,000.00	$1,022.87	$2.01
R4 (formerly R5)	Actual	0.13%	$1,000.00	$951.28	$0.63
	Hypothetical (h)	0.13%	$1,000.00	$1,024.22	$0.65

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting the Table

Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2 (formerly Class R3), Class R3 (formerly Class R4) and Class R4 (formerly Class R5) retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 0.60%, 0.35%, and 0.10% for Class R2, Class R3 and Class R4 shares, respectively; the actual expenses paid during the period would have been approximately $2.91, $1.70, and $0.49 for Class R2, Class R3, and Class R4 shares, respectively; and the hypothetical expenses paid during the period would have been approximately $3.02, $1.77 and $0.50 for Class R2, Class R3 and Class R4 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.10%; the actual expenses paid during the period would have been approximately $5.34; and the hypothetical expenses paid during the period would have been approximately $5.54.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/07	Ending Account Value 4/30/08	Expenses Paid During Period (p) 11/01/07-4/30/08
A	Actual	0.45%	$1,000.00	$923.12	$2.15
	Hypothetical (h)	0.45%	$1,000.00	$1,022.63	$2.26
B	Actual	1.10%	$1,000.00	$919.58	$5.25
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
C	Actual	1.10%	$1,000.00	$919.77	$5.25
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
I	Actual	0.10%	$1,000.00	$924.80	$0.48
	Hypothetical (h)	0.10%	$1,000.00	$1,024.37	$0.50
R1	Actual	1.15%	$1,000.00	$919.85	$5.49
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77
R2 (formerly R3)	Actual	0.64%	$1,000.00	$921.79	$3.06
	Hypothetical (h)	0.64%	$1,000.00	$1,021.68	$3.22
R3 (formerly R4)	Actual	0.40%	$1,000.00	$923.46	$1.91
	Hypothetical (h)	0.40%	$1,000.00	$1,022.87	$2.01
R4 (formerly R5)	Actual	0.13%	$1,000.00	$924.31	$0.62
	Hypothetical (h)	0.13%	$1,000.00	$1,024.22	$0.65

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting the Table

Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2 (formerly Class R3), Class R3 (formerly Class R4) and Class R4 (formerly Class R5) retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 0.60%, 0.35%, and 0.10% for Class R2, Class R3 and Class R4 shares, respectively; the actual expenses paid during the period would have been approximately $2.88, $1.68, and $0.48 for Class R2, Class R3, and Class R4 shares, respectively; and the hypothetical expenses paid during the period would have been approximately $3.02, $1.77 and $0.50 for Class R2, Class R3 and Class R4 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.10%; the actual expenses paid during the period would have been approximately $5.27; and the hypothetical expenses paid during the period would have been approximately $5.54.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/07	Ending Account Value 4/30/08	Expenses Paid During Period (p) 11/01/07-4/30/08
A	Actual	0.45%	$1,000.00	$918.88	$2.15
	Hypothetical (h)	0.45%	$1,000.00	$1,022.63	$2.26
B	Actual	1.10%	$1,000.00	$915.80	$5.24
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
C	Actual	1.10%	$1,000.00	$915.45	$5.24
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
I	Actual	0.10%	$1,000.00	$920.44	$0.48
	Hypothetical (h)	0.10%	$1,000.00	$1,024.37	$0.50
R1	Actual	1.15%	$1,000.00	$915.44	$5.48
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77
R2 (formerly R3)	Actual	0.64%	$1,000.00	$917.18	$3.05
	Hypothetical (h)	0.64%	$1,000.00	$1,021.68	$3.22
R3 (formerly R4)	Actual	0.40%	$1,000.00	$918.84	$1.91
	Hypothetical (h)	0.40%	$1,000.00	$1,022.87	$2.01
R4 (formerly R5)	Actual	0.13%	$1,000.00	$920.03	$0.62
	Hypothetical (h)	0.13%	$1,000.00	$1,024.22	$0.65

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting the Table

Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2 (formerly Class R3), Class R3 (formerly Class R4) and Class R4 (formerly Class R5) retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 0.60%, 0.35% and 0.10% for Class R2, Class R3 and Class R4 shares, respectively; the actual expenses paid during the period would have been approximately $2.87, $1.67 and $0.48 for Class R2, Class R3, and Class R4 shares, respectively; and the hypothetical expenses paid during the period would have been approximately $3.02, $1.77 and $0.50 for Class R2, Class R3 and Class R4 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.10%; the actual expenses paid during the period would have been approximately $5.25; and the hypothetical expenses paid during the period would have been approximately $5.54.

PORTFOLIO OF INVESTMENTS

4/30/08

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME RETIREMENT INCOME FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Floating Rate High Income Fund - Class I	203,790	$1,836,151
MFS Government Securities Fund - Class I	189,094	1,837,993
MFS Inflation-Adjusted Bond Fund - Class I	178,359	1,835,309
MFS Limited Maturity Fund - Class I	586,253	3,669,947
MFS Money Market Fund	1,832,619	1,832,619
MFS Research Bond Fund - Class I	376,036	3,677,628
MFS Research Fund - Class I	70,143	1,830,021
MFS Value Fund - Class I	72,304	1,828,579
Total Mutual Funds (Identified Cost, $18,524,972)		$18,348,247

Short-Term Obligations - 0.6%
Lloyds Bank PLC, 2.39%, due 5/01/08, at Amortized Cost and Value (y)	$113,000	$113,000
Total Investments (Identified Cost, $18,637,972)		$18,461,247

Other Assets, Less Liabilities - (0.6)%		(117,884)
Net Assets - 100.0%		$18,343,363

MFS LIFETIME 2010 FUND

Mutual Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	35,428	$733,366
MFS Floating Rate High Income Fund - Class I	173,851	1,566,397
MFS Government Securities Fund - Class I	312,050	3,033,129
MFS Inflation-Adjusted Bond Fund - Class I	152,225	1,566,397
MFS Limited Maturity Fund - Class I	969,051	6,066,259
MFS Money Market Fund	3,033,129	3,033,129
MFS Research Bond Fund - Class I	620,272	6,066,258
MFS Research Fund - Class I	144,365	3,766,495
MFS Research International Fund - Class I	37,589	733,366
MFS Value Fund - Class I	148,932	3,766,495
Total Mutual Funds (Identified Cost, $30,487,393)		$30,331,291

Short-Term Obligations - 0.3%
Abbey National LLC, 2.375%, due 5/01/08, at Amortized Cost and Value (y)	$80,000	$80,000
Total Investments (Identified Cost, $30,567,393)		$30,411,291

Other Assets, Less Liabilities - (0.2)%		(54,406)
Net Assets - 100.0%		$30,356,885

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2020 FUND

Mutual Funds - 99.5%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	457,330	$9,466,725
MFS Government Securities Fund - Class I	595,953	5,792,666
MFS High Income Fund - Class I	1,065,664	3,836,389
MFS International New Discovery Fund - Class I	76,875	1,874,991
MFS Mid Cap Growth Fund - Class I (a)	567,238	5,666,709
MFS Mid Cap Value Fund - Class I	445,651	5,650,853
MFS Money Market Fund	1,968,222	1,968,222
MFS Research Bond Fund - Class I	1,185,579	11,594,962
MFS Research Fund - Class I	367,469	9,587,261
MFS Research International Fund - Class I	487,213	9,505,534
MFS Value Fund - Class I	451,649	11,422,204
Total Mutual Funds (Identified Cost, $77,313,990)		$76,366,516

Short-Term Obligations - 0.5%
Abbey National LLC, 2.375%, due 5/01/08, at Amortized Cost and Value (y)	$391,000	$391,000
Total Investments (Identified Cost, $77,704,990)		$76,757,516

Other Assets, Less Liabilities - 0.0%		(28,336)
Net Assets - 100.0%		$76,729,180

MFS LIFETIME 2030 FUND

Mutual Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	465,450	$9,634,817
MFS Government Securities Fund - Class I	68,461	665,438
MFS High Income Fund - Class I	186,139	670,099
MFS International New Discovery Fund - Class I	185,197	4,516,948
MFS Mid Cap Growth Fund - Class I (a)	706,715	7,060,081
MFS Mid Cap Value Fund - Class I	556,148	7,051,956
MFS New Discovery Fund - Class I	100,399	1,915,621
MFS Research Bond Fund - Class I	136,376	1,333,762
MFS Research Fund - Class I	197,422	5,150,747
MFS Research International Fund - Class I	298,280	5,819,443
MFS Value Fund - Class I	305,332	7,721,854
Total Investments (Identified Cost, $52,797,434)		$51,540,766

Other Assets, Less Liabilities - 0.2%		112,119
Net Assets - 100.0%		$51,652,885

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2040 FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	270,982	$5,609,326
MFS International New Discovery Fund - Class I	115,963	2,828,332
MFS Mid Cap Growth Fund - Class I (a)	421,304	4,208,826
MFS Mid Cap Value Fund - Class I	331,492	4,203,322
MFS New Discovery Fund - Class I	75,152	1,433,900
MFS Research Fund - Class I	107,557	2,806,151
MFS Research International Fund - Class I	144,333	2,815,933
MFS Value Fund - Class I	166,295	4,205,591
Total Mutual Funds (Identified Cost, $28,791,212)		$28,111,381

Short-Term Obligations - 0.4%
Lloyds Bank PLC, 2.39%, due 5/01/08, at Amortized Cost and Value (y)	$123,000	$123,000
Total Investments (Identified Cost, $28,914,212)		$28,234,381

Other Assets, Less Liabilities - (0.4)%		(110,722)
Net Assets - 100.0%		$28,123,659

Portfolio Footnotes:

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 4/30/08

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Assets
Investments –
Underlying Funds, at value (Identified cost, $18,524,972, $30,487,393, $77,313,990, $52,797,434, and 28,791,212, respectively)	$18,348,247	$30,331,291	$76,366,516	$51,540,766	$28,111,381
Short-Term holdings, at amortized cost and value	113,000	80,000	391,000	—	123,000
Total investments, at value (identified cost, $18,637,972, $30,567,393, $77,704,990, $52,797,434, and 28,914,212, respectively)	$18,461,247	$30,411,291	$76,757,516	$51,540,766	$28,234,381
Cash	127	455	794	—	853
Receivable for investments sold	11,297	24,794	—	157,527	—
Receivable for fund shares sold	53,434	495,743	585,592	262,735	124,718
Dividends receivable	53,201	77,224	100,029	12,390	—
Receivable from investment adviser	10,304	18,821	18,562	15,065	14,324
Other assets	423	493	1,079	860	536
Total assets	$18,590,033	$31,028,821	$77,463,572	$51,989,343	$28,374,812

Liabilities
Payable to custodian	$ —	$ —	$ —	$56,567	$ —
Distributions payable	2,187	—	—	—	—
Payable for investments purchased	187,213	596,931	664,945	201,898	203,307
Payable for fund shares reacquired	18,643	38,980	23,235	35,757	8,943
Payable to affiliates
Shareholder servicing costs	259	238	96	351	278
Distribution and service fees	450	790	2,119	1,333	731
Administrative services fee	96	96	96	96	96
Payable for independent trustees’ compensation	203	206	451	216	205
Accrued expenses and other liabilities	37,619	34,695	43,450	40,240	37,593
Total liabilities	$246,670	$671,936	$734,392	$336,458	$251,153
Net assets	$18,343,363	$30,356,885	$76,729,180	$51,652,885	$28,123,659

Net assets consist of
Paid-in capital	$18,540,691	$30,209,427	$76,958,034	$52,604,056	$28,594,571
Unrealized appreciation (depreciation) on investments	(176,725)	(156,102)	(947,474)	(1,256,668)	(679,831)
Accumulated net realized gain (loss) on investments	(18,810)	(30,922)	271,582	264,005	200,027
Accumulated undistributed (distributions in excess of) net investment income	(1,793)	334,482	447,038	41,492	8,892
Net assets	$18,343,363	$30,356,885	$76,729,180	$51,652,885	$28,123,659
Net assets
Class A	$3,397,173	$5,308,066	$10,842,733	$5,917,477	$2,978,464
Class B	771,445	1,578,429	4,423,433	2,195,359	1,638,974
Class C	1,034,278	946,029	2,528,965	801,292	964,464
Class I	202,934	520,597	690,329	1,308,420	1,517,843
Class R1	644,749	2,442,219	8,935,419	5,671,425	2,645,260
Class R2 (formerly Class R3)	6,503,923	13,184,178	30,873,828	21,426,058	11,566,297
Class R3 (formerly Class R4)	5,616,403	5,795,582	16,151,423	12,011,524	5,357,588
Class R4 (formerly Class R5)	172,458	581,785	2,283,050	2,321,330	1,454,769
Total net assets	$18,343,363	$30,356,885	$76,729,180	$51,652,885	$28,123,659

Statements of Assets and Liabilities – continued

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund

Shares of beneficial interest outstanding
Class A	336,735	483,373	954,383	518,679	261,956
Class B	76,435	144,650	392,068	193,971	145,145
Class C	102,453	86,876	224,991	70,660	85,677
Class I	20,098	47,225	60,500	114,211	132,935
Class R1	63,848	224,993	795,531	502,371	235,025
Class R2 (formerly Class R3)	644,338	1,207,330	2,728,747	1,887,708	1,021,388
Class R3 (formerly Class R4)	556,801	527,955	1,421,355	1,054,063	471,534
Class R4 (formerly Class R5)	17,069	52,829	200,274	202,907	127,524
Total shares of beneficial interest outstanding	1,817,777	2,775,231	6,777,849	4,544,570	2,481,184

Class A shares Net asset value per share (net assets/shares of beneficial interest outstanding)	$10.09	$10.98	$11.36	$11.41	$11.37
Offering price per share (100 / 94.25 × net asset value per share)	$10.71	$11.65	$12.05	$12.11	$12.06

Class B shares Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$10.09	$10.91	$11.28	$11.32	$11.29

Class C shares Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$10.10	$10.89	$11.24	$11.34	$11.26

Class I shares Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.10	$11.02	$11.41	$11.46	$11.42

Class R1 shares Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.10	$10.85	$11.23	$11.29	$11.26

Class R2 shares (formerly Class R3 shares) Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.09	$10.92	$11.31	$11.35	$11.32

Class R3 shares (formerly Class R4 shares) Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.09	$10.98	$11.36	$11.40	$11.36

Class R4 shares (formerly Class R5 shares) Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.10	$11.01	$11.40	$11.44	$11.41

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 4/30/08

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Net investment income
Dividends from underlying funds	$626,565	$834,710	$1,354,841	$406,178	$164,457
Interest	9,704	8,751	20,414	15,001	9,541
Total investment income	$636,269	$843,461	$1,375,255	$421,179	$173,998
Expenses
Distribution and service fees	$64,812	$95,731	$278,501	$165,335	$90,467
Shareholder servicing costs	8,865	13,016	23,003	15,187	8,995
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Retirement plan administration and services fees	11,273	16,450	50,869	32,124	15,651
Independent trustees’ compensation	1,306	1,372	1,876	1,373	1,351
Custodian fee	12,755	5,411	11,934	8,322	7,627
Shareholder communications	4,586	7,899	22,600	17,660	16,296
Auditing fees	28,315	28,315	28,315	28,315	28,315
Legal fees	—	—	250	—	175
Registration fees	93,404	95,912	109,140	98,901	96,287
Miscellaneous	14,732	13,915	15,900	14,462	13,796
Total expenses	$257,548	$295,521	$559,888	$399,179	$296,460
Fees paid indirectly	(18)	—	—	(321)	(98)
Reduction of expenses by investment adviser	(166,397)	(161,472)	(171,196)	(163,831)	(169,766)
Net expenses	$91,133	$134,049	$388,692	$235,027	$126,596
Net investment income	$545,136	$709,412	$986,563	$186,152	$47,402

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions from underlying funds	$104,440	$86,677	$251,490	$13,333	$80,216
Capital gain distributions from underlying funds	111,060	290,235	2,385,538	2,323,129	1,266,021
Net realized gain (loss) on investments	$215,500	$376,912	$2,637,028	$2,336,462	$1,346,237
Change in unrealized appreciation (depreciation)
Investments	$(353,784)	$(609,242)	$(3,706,472)	$(3,357,281)	$(1,861,135)
Net realized and unrealized gain (loss) on investments	$(138,284)	$(232,330)	$(1,069,444)	$(1,020,819)	$(514,898)
Change in net assets from operations	$406,852	$477,082	$(82,881)	$(834,667)	$(467,496)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

Year ended 4/30/08

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Change in net assets

From operations
Net investment income	$545,136	$709,412	$986,563	$186,152	$47,402
Net realized gain (loss) on investments	215,500	376,912	2,637,028	2,336,462	1,346,237
Net unrealized gain (loss) on investments	(353,784)	(609,242)	(3,706,472)	(3,357,281)	(1,861,135)
Change in net assets from operations	$406,852	$477,082	$(82,881)	$(834,667)	$(467,496)

Distributions declared to shareholders
From net investment income
Class A	$(99,908)	$(84,239)	$(195,427)	$(87,990)	$(42,314)
Class B	(25,734)	(13,379)	(64,471)	(20,951)	(15,234)
Class C	(30,070)	(15,680)	(39,149)	(8,044)	(12,104)
Class I	(4,656)	(18,903)	(21,448)	(18,057)	(26,129)
Class R1	(37,636)	(25,680)	(126,499)	(37,836)	(17,776)
Former Class R2 (b)	(24,308)	(79,054)	(120,863)	(102,286)	(30,658)
Class R2 (formerly Class R3)	(133,091)	(154,404)	(357,503)	(193,223)	(86,053)
Class R3 (formerly Class R4)	(196,494)	(127,682)	(306,748)	(167,402)	(72,071)
Class R4 (formerly Class R5)	(5,626)	(13,308)	(39,965)	(31,180)	(20,731)
From net realized gain on investments
Class A	(39,482)	(52,075)	(260,537)	(205,435)	(119,794)
Class B	(8,360)	(11,088)	(116,796)	(69,745)	(61,637)
Class C	(11,942)	(11,890)	(61,502)	(24,897)	(33,773)
Class I	(1,909)	(10,345)	(24,954)	(35,480)	(58,740)
Class R1	(15,392)	(19,310)	(190,920)	(112,908)	(63,374)
Former Class R2 (b)	(8,258)	(48,245)	(172,194)	(231,170)	(88,231)
Class R2 (formerly Class R3)	(45,558)	(98,925)	(509,088)	(483,469)	(256,406)
Class R3 (formerly Class R4)	(71,268)	(81,533)	(418,518)	(400,668)	(193,095)
Class R4 (formerly Class R5)	(1,067)	(7,401)	(47,274)	(62,478)	(47,655)
Total distributions declared to shareholders	$(760,759)	$(873,141)	$(3,073,856)	$(2,293,219)	$(1,245,775)
Change in net assets from fund share transactions	$11,740,556	$16,740,424	$39,482,978	$30,289,159	$16,501,449
Total change in net assets	$11,386,649	$16,344,365	$36,326,241	$27,161,273	$14,788,178

Net assets
At beginning of period	6,956,714	14,012,520	40,402,939	24,491,612	13,335,481
At end of period	$18,343,363	$30,356,885	$76,729,180	$51,652,885	$28,123,659
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,793)	$334,482	$447,038	$41,492	$8,892

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

Statement of Changes in Net Assets – continued

Year ended 4/30/07	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Change in net assets

From operations
Net investment income	$171,423	$231,953	$323,103	$62,461	$14,470
Net realized gain (loss) on investments	32,514	122,000	611,859	368,412	241,917
Net unrealized gain (loss) on investments	177,017	431,476	2,548,872	1,987,026	1,058,981
Change in net assets from operations	$380,954	$785,429	$3,483,834	$2,417,899	$1,315,368

Distributions declared to shareholders
From net investment income
Class A	$(56,220)	$(40,721)	$(77,396)	$(31,554)	$(17,750)
Class B	(16,185)	(6,779)	(21,132)	(6,358)	(2,583)
Class C	(14,346)	(5,135)	(6,954)	(728)	(273)
Class I	(2,175)	(5,828)	(6,283)	(10,337)	(7,937)
Class R1	(20,188)	(6,998)	(13,590)	(5,480)	(1,219)
Class R2	(4,260)	(6,576)	(16,023)	(2,401)	(2,016)
Class R3	(46,630)	(29,994)	(75,783)	(35,701)	(12,148)
Class R4	(8,735)	(38,189)	(101,681)	(62,469)	(12,642)
Class R5	(2,144)	(1,111)	(844)	(706)	(496)
From net realized gain on investments
Class A	(1,490)	(3,708)	(32,706)	(3,664)	(9,943)
Class B	(454)	(793)	(12,850)	(1,178)	(3,741)
Class C	(323)	(591)	(3,515)	(205)	(637)
Class I	(45)	(489)	(2,342)	(1,051)	(3,758)
Class R1	(882)	(751)	(7,946)	(989)	(1,392)
Class R2	(79)	(665)	(7,270)	(386)	(1,414)
Class R3	(1,195)	(2,963)	(35,632)	(4,670)	(8,297)
Class R4	(90)	(3,547)	(43,123)	(7,193)	(7,251)
Class R5	(49)	(98)	(335)	(77)	(261)
Total distributions declared to shareholders	$(175,490)	$(154,936)	$(465,405)	$(175,147)	$(93,758)
Change in net assets from fund share transactions	$4,706,614	$11,377,737	$29,746,009	$19,256,176	$9,648,931
Total change in net assets	$4,912,078	$12,008,230	$32,764,438	$21,498,928	$10,870,541

Net assets
At beginning of period	2,044,636	2,004,290	7,638,501	2,992,684	2,464,940
At end of period	$6,956,714	$14,012,520	$40,402,939	$24,491,612	$13,335,481
Undistributed net investment income included in net assets at end of period	$1,412	$117,518	$179,475	$—	$3,612

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2008	2007	2006 (c)
Net asset value, beginning of period	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.40	$0.39	$0.24
Net realized and unrealized gain (loss) on investments	(0.13)	0.36	(0.02	)(g)
Total from investment operations	$0.27	$0.75	$0.22

Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.38)	$(0.22)
From net realized gain on investments	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.54)	$(0.39)	$(0.22)
Net asset value, end of period	$10.09	$10.36	$10.00
Total return (%) (r)(t)	2.67	7.67	2.27	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.61	3.79	14.17	(a)
Expenses after expense reductions (f)(h)	0.46	0.45	0.45	(a)
Net investment income	4.01	3.79	3.87	(a)
Portfolio turnover	61	22	14
Net assets at end of period (000 Omitted)	$3,397	$1,954	$724

	Years ended 4/30
Class B	2008	2007	2006 (c)
Net asset value, beginning of period	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.35	$0.32	$0.20
Net realized and unrealized gain (loss) on investments	(0.15)	0.37	(0.01	)(g)
Total from investment operations	$0.20	$0.69	$0.19

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.32)	$(0.19)
From net realized gain on investments	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.47)	$(0.33)	$(0.19)
Net asset value, end of period	$10.09	$10.36	$10.00
Total return (%) (r)(t)	2.01	6.98	1.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.28	4.46	14.82	(a)
Expenses after expense reductions (f)(h)	1.11	1.10	1.10	(a)
Net investment income	3.41	3.14	3.21	(a)
Portfolio turnover	61	22	14
Net assets at end of period (000 Omitted)	$771	$630	$367

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class C	2008	2007	2006 (c)
Net asset value, beginning of period	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.35	$0.31	$0.19
Net realized and unrealized gain (loss) on investments	(0.14)	0.38	0.00	(w)
Total from investment operations	$0.21	$0.69	$0.19

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.32)	$(0.19)
From net realized gain on investments	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.47)	$(0.33)	$(0.19)
Net asset value, end of period	$10.10	$10.36	$10.00
Total return (%) (r)(t)	2.11	6.98	1.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.28	4.35	14.82	(a)
Expenses after expense reductions (f)(h)	1.11	1.10	1.10	(a)
Net investment income	3.40	3.09	3.14	(a)
Portfolio turnover	61	22	14
Net assets at end of period (000 Omitted)	$1,034	$778	$379

	Years ended 4/30
Class I	2008	2007	2006 (c)
Net asset value, beginning of period	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.40	$0.41	$0.25
Net realized and unrealized gain (loss) on investments	(0.08)	0.38	(0.01	)(g)
Total from investment operations	$0.32	$0.79	$0.24

Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.42)	$(0.24)
From net realized gain on investments	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.58)	$(0.43)	$(0.24)
Net asset value, end of period	$10.10	$10.36	$10.00
Total return (%) (r)	3.14	8.04	2.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	3.50	13.82	(a)
Expenses after expense reductions (f)(h)	0.11	0.10	0.10	(a)
Net investment income	4.16	4.14	4.24	(a)
Portfolio turnover	61	22	14
Net assets at end of period (000 Omitted)	$203	$67	$51

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class R1	2008	2007	2006 (c)
Net asset value, beginning of period	$10.35	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.39	$0.32	$0.18
Net realized and unrealized gain (loss) on investments	(0.17)	0.35	0.00	(w)
Total from investment operations	$0.22	$0.67	$0.18

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.31)	$(0.18)
From net realized gain on investments	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.47)	$(0.32)	$(0.18)
Net asset value, end of period	$10.10	$10.35	$10.00
Total return (%) (r)	2.13	6.77	1.82	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.43	4.65	15.02	(a)
Expenses after expense reductions (f)(h)	1.19	1.20	1.20	(a)
Net investment income	3.57	3.04	3.15	(a)
Portfolio turnover	61	22	14
Net assets at end of period (000 Omitted)	$645	$1,162	$127

	Years ended 4/30
Class R2 (formerly Class R3)	2008	2007	2006 (c)
Net asset value, beginning of period	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.38	$0.38	$0.20
Net realized and unrealized gain (loss) on investments	(0.13)	0.34	0.01
Total from investment operations	$0.25	$0.72	$0.21

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.35)	$(0.21)
From net realized gain on investments	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.52)	$(0.36)	$(0.21)
Net asset value, end of period	$10.09	$10.36	$10.00
Total return (%) (r)	2.42	7.35	2.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.84	4.23	14.57	(a)
Expenses after expense reductions (f)(h)	0.69	0.75	0.75	(a)
Net investment income	3.76	3.50	3.54	(a)
Portfolio turnover	61	22	14
Net assets at end of period (000 Omitted)	$6,504	$1,314	$241

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class R3 (formerly Class R4)	2008	2007	2006 (c)
Net asset value, beginning of period	$10.35	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.44	$0.36	$0.22
Net realized and unrealized gain (loss) on investments	(0.16)	0.38	0.00	(g)(w)
Total from investment operations	$0.28	$0.74	$0.22

Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.38)	$(0.22)
From net realized gain on investments	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.54)	$(0.39)	$(0.22)
Net asset value, end of period	$10.09	$10.35	$10.00
Total return (%) (r)	2.77	7.51	2.24	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.66	3.57	14.22	(a)
Expenses after expense reductions (f)(h)	0.45	0.50	0.50	(a)
Net investment income	4.14	3.62	3.84	(a)
Portfolio turnover	61	22	14
Net assets at end of period (000 Omitted)	$5,616	$660	$53

	Years ended 4/30
Class R4 (formerly Class R5)	2008	2007	2006 (c)
Net asset value, beginning of period	$10.37	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.44	$0.41	$0.24
Net realized and unrealized gain (loss) on investments	(0.14)	0.38	0.00	(w)
Total from investment operations	$0.30	$0.79	$0.24

Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.41)	$(0.24)
From net realized gain on investments	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.57)	$(0.42)	$(0.24)
Net asset value, end of period	$10.10	$10.37	$10.00
Total return (%) (r)	2.97	8.04	2.42	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.42	3.58	13.92	(a)
Expenses after expense reductions (f)(h)	0.16	0.20	0.20	(a)
Net investment income	4.28	4.04	4.14	(a)
Portfolio turnover	61	22	14
Net assets at end of period (000 Omitted)	$172	$55	$51

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2008	2007	2006 (c)
Net asset value, beginning of period	$11.08	$10.39	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.35	$0.18
Net realized and unrealized gain (loss) on investments	(0.07)	0.56	0.29
Total from investment operations	$0.30	$0.91	$0.47

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.20)	$(0.08)
From net realized gain on investments	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.40)	$(0.22)	$(0.08)
Net asset value, end of period	$10.98	$11.08	$10.39
Total return (%) (r)(t)	2.65	8.80	4.67	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	2.63	13.57	(a)
Expenses after expense reductions (f)(h)	0.45	0.45	0.45	(a)
Net investment income	3.42	3.25	2.96	(a)
Portfolio turnover	22	27	3
Net assets at end of period (000 Omitted)	$5,308	$3,058	$468

	Years ended 4/30
Class B	2008	2007	2006 (c)
Net asset value, beginning of period	$11.02	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.29	$0.28	$0.14
Net realized and unrealized gain (loss) on investments	(0.07)	0.54	0.29
Total from investment operations	$0.22	$0.82	$0.43

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.15)	$(0.06)
From net realized gain on investments	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.33)	$(0.17)	$(0.06)
Net asset value, end of period	$10.91	$11.02	$10.37
Total return (%) (r)(t)	2.01	7.99	4.32	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.85	3.41	14.22	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	(a)
Net investment income	2.75	2.59	2.32	(a)
Portfolio turnover	22	27	3
Net assets at end of period (000 Omitted)	$1,578	$677	$138

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class C	2008	2007	2006 (c)
Net asset value, beginning of period	$11.02	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.31	$0.27	$0.14
Net realized and unrealized gain (loss) on investments	(0.09)	0.56	0.29
Total from investment operations	$0.22	$0.83	$0.43

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.16)	$(0.06)
From net realized gain on investments	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.35)	$(0.18)	$(0.06)
Net asset value, end of period	$10.89	$11.02	$10.37
Total return (%) (r)(t)	1.98	8.01	4.28	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.87	3.41	14.22	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	(a)
Net investment income	2.80	2.60	2.33	(a)
Portfolio turnover	22	27	3
Net assets at end of period (000 Omitted)	$946	$522	$96

	Years ended 4/30
Class I	2008	2007	2006 (c)
Net asset value, beginning of period	$11.11	$10.41	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.43	$0.36	$0.22
Net realized and unrealized gain (loss) on investments	(0.09)	0.57	0.27
Total from investment operations	$0.34	$0.93	$0.49

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.21)	$(0.08)
From net realized gain on investments	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.43)	$(0.23)	$(0.08)
Net asset value, end of period	$11.02	$11.11	$10.41
Total return (%) (r)	3.02	9.05	4.94	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.84	2.63	13.22	(a)
Expenses after expense reductions (f)(h)	0.10	0.10	0.10	(a)
Net investment income	3.81	3.53	3.26	(a)
Portfolio turnover	22	27	3
Net assets at end of period (000 Omitted)	$521	$546	$264

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class R1	2008	2007	2006 (c)
Net asset value, beginning of period	$10.99	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.29	$0.26	$0.13
Net realized and unrealized gain (loss) on investments	(0.08)	0.55	0.29
Total from investment operations	$0.21	$0.81	$0.42

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.17)	$(0.05)
From net realized gain on investments	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.35)	$(0.19)	$(0.05)
Net asset value, end of period	$10.85	$10.99	$10.37
Total return (%) (r)	1.91	7.84	4.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.88	3.39	14.42	(a)
Expenses after expense reductions (f)(h)	1.17	1.20	1.20	(a)
Net investment income	2.65	2.53	2.21	(a)
Portfolio turnover	22	27	3
Net assets at end of period (000 Omitted)	$2,442	$829	$86

	Years ended 4/30
Class R2 (formerly Class R3)	2008	2007	2006 (c)
Net asset value, beginning of period	$11.04	$10.38	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.34	$0.32	$0.14
Net realized and unrealized gain (loss) on investments	(0.07)	0.54	0.31
Total from investment operations	$0.27	$0.86	$0.45

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.18)	$(0.07)
From net realized gain on investments	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.39)	$(0.20)	$(0.07)
Net asset value, end of period	$10.92	$11.04	$10.38
Total return (%) (r)	2.40	8.36	4.47	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.46	3.03	13.97	(a)
Expenses after expense reductions (f)(h)	0.68	0.75	0.75	(a)
Net investment income	3.21	2.94	2.71	(a)
Portfolio turnover	22	27	3
Net assets at end of period (000 Omitted)	$13,184	$2,794	$261

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class R3 (formerly Class R4)	2008	2007	2006 (c)
Net asset value, beginning of period	$11.07	$10.39	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.39	$0.35	$0.22
Net realized and unrealized gain (loss) on investments	(0.09)	0.54	0.25
Total from investment operations	$0.30	$0.89	$0.47

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.19)	$(0.08)
From net realized gain on investments	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.39)	$(0.21)	$(0.08)
Net asset value, end of period	$10.98	$11.07	$10.39
Total return (%) (r)	2.68	8.67	4.71	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	2.47	13.62	(a)
Expenses after expense reductions (f)(h)	0.45	0.50	0.50	(a)
Net investment income	3.44	3.14	3.08	(a)
Portfolio turnover	22	27	3
Net assets at end of period (000 Omitted)	$5,796	$4,685	$549

	Years ended 4/30
Class R4 (formerly Class R5)	2008	2007	2006 (c)
Net asset value, beginning of period	$11.11	$10.40	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.42	$0.37	$0.19
Net realized and unrealized gain (loss) on investments	(0.10)	0.57	0.29
Total from investment operations	$0.32	$0.94	$0.48

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.21)	$(0.08)
From net realized gain on investments	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.42)	$(0.23)	$(0.08)
Net asset value, end of period	$11.01	$11.11	$10.40
Total return (%) (r)	2.89	9.06	4.81	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.98	2.80	13.32	(a)
Expenses after expense reductions (f)(h)	0.15	0.20	0.20	(a)
Net investment income	3.84	3.46	3.22	(a)
Portfolio turnover	22	27	3
Net assets at end of period (000 Omitted)	$582	$57	$52

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2008	2007	2006 (c)
Net asset value, beginning of period	$11.85	$10.85	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.22	$0.18	$0.08
Net realized and unrealized gain (loss) on investments	(0.15)	1.03	0.92
Total from investment operations	$0.07	$1.21	$1.00

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.15)	$(0.15)
From net realized gain on investments	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.56)	$(0.21)	$(0.15)
Net asset value, end of period	$11.36	$11.85	$10.85
Total return (%) (r)(t)	0.47	11.26	10.14	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	1.26	5.30	(a)
Expenses after expense reductions (f)(h)	0.45	0.45	0.45	(a)
Net investment income	1.86	1.63	1.34	(a)
Portfolio turnover	15	7	4
Net assets at end of period (000 Omitted)	$10,843	$8,188	$2,718

	Years ended 4/30
Class B	2008	2007	2006 (c)
Net asset value, beginning of period	$11.79	$10.82	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.14	$0.11	$0.06
Net realized and unrealized gain (loss) on investments	(0.15)	1.02	0.90
Total from investment operations	$(0.01)	$1.13	$0.96

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.10)	$(0.14)
From net realized gain on investments	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.50)	$(0.16)	$(0.14)
Net asset value, end of period	$11.28	$11.79	$10.82
Total return (%) (r)(t)	(0.23)	10.57	9.71	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.39	1.92	5.95	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	(a)
Net investment income	1.23	1.01	0.84	(a)
Portfolio turnover	15	7	4
Net assets at end of period (000 Omitted)	$4,423	$3,428	$1,009

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class C	2008	2007	2006 (c)
Net asset value, beginning of period	$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.15	$0.12	$0.06
Net realized and unrealized gain (loss) on investments	(0.16)	1.01	0.91
Total from investment operations	$(0.01)	$1.13	$0.97

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.12)	$(0.14)
From net realized gain on investments	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.53)	$(0.18)	$(0.14)
Net asset value, end of period	$11.24	$11.78	$10.83
Total return (%) (r)(t)	(0.26)	10.58	9.79	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.39	1.86	5.95	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	(a)
Net investment income	1.31	1.07	0.96	(a)
Portfolio turnover	15	7	4
Net assets at end of period (000 Omitted)	$2,529	$1,148	$143

	Years ended 4/30
Class I	2008	2007	2006 (c)
Net asset value, beginning of period	$11.90	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.28	$0.22	$0.10
Net realized and unrealized gain (loss) on investments	(0.17)	1.04	0.93
Total from investment operations	$0.11	$1.26	$1.03

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.17)	$(0.16)
From net realized gain on investments	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.60)	$(0.23)	$(0.16)
Net asset value, end of period	$11.41	$11.90	$10.87
Total return (%) (r)	0.76	11.71	10.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	0.96	4.95	(a)
Expenses after expense reductions (f)(h)	0.10	0.10	0.10	(a)
Net investment income	2.32	1.97	1.60	(a)
Portfolio turnover	15	7	4
Net assets at end of period (000 Omitted)	$690	$613	$324

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R1	2008	2007	2006 (c)
Net asset value, beginning of period	$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.14	$0.10	$0.04
Net realized and unrealized gain (loss) on investments	(0.16)	1.02	0.92
Total from investment operations	$(0.02)	$1.12	$0.96

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.11)	$(0.13)
From net realized gain on investments	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.53)	$(0.17)	$(0.13)
Net asset value, end of period	$11.23	$11.78	$10.83
Total return (%) (r)	(0.28)	10.41	9.68	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.45	2.08	6.14	(a)
Expenses after expense reductions (f)(h)	1.17	1.20	1.20	(a)
Net investment income	1.22	0.90	0.58	(a)
Portfolio turnover	15	7	4
Net assets at end of period (000 Omitted)	$8,935	$2,549	$549

	Years ended 4/30
Class R2 (formerly Class R3)	2008	2007	2006 (c)
Net asset value, beginning of period	$11.83	$10.84	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.18	$0.15	$0.08
Net realized and unrealized gain (loss) on investments	(0.15)	1.03	0.91
Total from investment operations	$0.03	$1.18	$0.99

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.13)	$(0.15)
From net realized gain on investments	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.55)	$(0.19)	$(0.15)
Net asset value, end of period	$11.31	$11.83	$10.84
Total return (%) (r)	0.09	11.03	9.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.98	1.62	5.69	(a)
Expenses after expense reductions (f)(h)	0.69	0.75	0.75	(a)
Net investment income	1.63	1.36	1.28	(a)
Portfolio turnover	15	7	4
Net assets at end of period (000 Omitted)	$30,874	$10,494	$1,271

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R3 (formerly Class R4)	2008	2007	2006 (c)
Net asset value, beginning of period	$11.85	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.22	$0.19	$0.12
Net realized and unrealized gain (loss) on investments	(0.15)	1.01	0.89
Total from investment operations	$0.07	$1.20	$1.01

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.15)	$(0.15)
From net realized gain on investments	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.56)	$(0.21)	$(0.15)
Net asset value, end of period	$11.36	$11.85	$10.86
Total return (%) (r)	0.43	11.15	10.24	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.75	1.26	5.35	(a)
Expenses after expense reductions (f)(h)	0.45	0.50	0.50	(a)
Net investment income	1.87	1.67	1.63	(a)
Portfolio turnover	15	7	4
Net assets at end of period (000 Omitted)	$16,151	$11,326	$1,480

	Years ended 4/30
Class R4 (formerly Class R5)	2008	2007	2006 (c)
Net asset value, beginning of period	$11.90	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.26	$0.21	$0.11
Net realized and unrealized gain (loss) on investments	(0.17)	1.04	0.91
Total from investment operations	$0.09	$1.25	$1.02

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.16)	$(0.15)
From net realized gain on investments	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.59)	$(0.22)	$(0.15)
Net asset value, end of period	$11.40	$11.90	$10.87
Total return (%) (r)	0.64	11.61	10.35	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	1.09	5.05	(a)
Expenses after expense reductions (f)(h)	0.15	0.20	0.20	(a)
Net investment income	2.36	1.88	1.87	(a)
Portfolio turnover	15	7	4
Net assets at end of period (000 Omitted)	$2,283	$62	$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2008		2007		2006 (c)
Net asset value, beginning of period	$12.24		$11.10		$10.00

Income (loss) from investment operations
Net investment income (d)	$0.07		$0.07		$0.01
Net realized and unrealized gain (loss) on investments	(0.24)		1.20		1.25
Total from investment operations	$(0.17)		$1.27		$1.26

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.12)		$(0.16)
From net realized gain on investments	(0.46)		(0.01)		—
Total distributions declared to shareholders	$(0.66)		$(0.13)		$(0.16)
Net asset value, end of period	$11.41		$12.24		$11.10
Total return (%) (r)(t)	(1.65)		11.57		12.73	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.87		1.84		11.40	(a)
Expenses after expense reductions (f)(h)	0.45		0.45		0.45	(a)
Net investment income	0.60		0.63		0.20	(a)
Portfolio turnover	14		17		4
Net assets at end of period (000 Omitted)	$5,917		$4,758		$686

	Years ended 4/30
Class B	2008		2007		2006 (c)
Net asset value, beginning of period	$12.17		$11.07		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net realized and unrealized gain (loss) on investments	(0.25)		1.19		1.25
Total from investment operations	$(0.25)		$1.19		$1.22

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.08)		$(0.15)
From net realized gain on investments	(0.46)		(0.01)		—
Total distributions declared to shareholders	$(0.60)		$(0.09)		$(0.15)
Net asset value, end of period	$11.32		$12.17		$11.07
Total return (%) (r)(t)	(2.30)		10.80		12.36	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.53		2.54		12.05	(a)
Expenses after expense reductions (f)(h)	1.10		1.10		1.10	(a)
Net investment loss	(0.02)		(0.04)		(0.41	)(a)
Portfolio turnover	14		17		4
Net assets at end of period (000 Omitted)	$2,195		$1,269		$382

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class C	2008		2007	2006 (c)
Net asset value, beginning of period	$12.20		$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments	(0.25)		1.20	1.24
Total from investment operations	$(0.25)		$1.18	$1.23

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.05)	$(0.15)
From net realized gain on investments	(0.46)		(0.01)	—
Total distributions declared to shareholders	$(0.61)		$(0.06)	$(0.15)
Net asset value, end of period	$11.34		$12.20	$11.08
Total return (%) (r)(t)	(2.29)		10.72	12.39	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.53		2.61	12.05	(a)
Expenses after expense reductions (f)(h)	1.10		1.10	1.10	(a)
Net investment loss	(0.01)		(0.16)	(0.13	)(a)
Portfolio turnover	14		17	4
Net assets at end of period (000 Omitted)	$801		$450	$114

	Years ended 4/30
Class I	2008		2007	2006 (c)
Net asset value, beginning of period	$12.29		$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.10		$0.10	$0.04
Net realized and unrealized gain (loss) on investments	(0.24)		1.22	1.25
Total from investment operations	$(0.14)		$1.32	$1.29

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.14)	$(0.17)
From net realized gain on investments	(0.46)		(0.01)	—
Total distributions declared to shareholders	$(0.69)		$(0.15)	$(0.17)
Net asset value, end of period	$11.46		$12.29	$11.12
Total return (%) (r)	(1.35)		11.99	12.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52		1.62	11.05	(a)
Expenses after expense reductions (f)(h)	0.10		0.10	0.10	(a)
Net investment income	0.86		0.91	0.67	(a)
Portfolio turnover	14		17	4
Net assets at end of period (000 Omitted)	$1,308		$1,314	$701

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R1	2008	2007	2006 (c)
Net asset value, beginning of period	$12.17	$11.08	$10.00

Income (loss) from investment operations
Net investment loss (d)	$(0.01)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss) on investments	(0.26)	1.20	1.25
Total from investment operations	$(0.27)	$1.18	$1.22

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.08)	$(0.14)
From net realized gain on investments	(0.46)	(0.01)	—
Total distributions declared to shareholders	$(0.61)	$(0.09)	$(0.14)
Net asset value, end of period	$11.29	$12.17	$11.08
Total return (%) (r)	(2.42)	10.72	12.29	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.58	2.69	12.25	(a)
Expenses after expense reductions (f)(h)	1.17	1.20	1.20	(a)
Net investment loss	(0.12)	(0.14)	(0.49	)(a)
Portfolio turnover	14	17	4
Net assets at end of period (000 Omitted)	$5,671	$1,330	$306

	Years ended 4/30
Class R2 (formerly Class R3)	2008	2007	2006 (c)
Net asset value, beginning of period	$12.20	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.05	$0.04	$0.01
Net realized and unrealized gain (loss) on investments	(0.26)	1.19	1.23
Total from investment operations	$(0.21)	$1.23	$1.24

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.11)	$(0.15)
From net realized gain on investments	(0.46)	(0.01)	—
Total distributions declared to shareholders	$(0.64)	$(0.12)	$(0.15)
Net asset value, end of period	$11.35	$12.20	$11.09
Total return (%) (r)	(1.93)	11.18	12.56	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	2.21	11.80	(a)
Expenses after expense reductions (f)(h)	0.68	0.75	0.75	(a)
Net investment income	0.42	0.35	0.10	(a)
Portfolio turnover	14	17	4
Net assets at end of period (000 Omitted)	$21,426	$5,980	$331

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R3 (formerly Class R4)	2008	2007	2006 (c)
Net asset value, beginning of period	$12.23	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.07	$0.08	$0.02
Net realized and unrealized gain (loss) on investments	(0.25)	1.18	1.24
Total from investment operations	$(0.18)	$1.26	$1.26

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.12)	$(0.16)
From net realized gain on investments	(0.46)	(0.01)	—
Total distributions declared to shareholders	$(0.65)	$(0.13)	$(0.16)
Net asset value, end of period	$11.40	$12.23	$11.10
Total return (%) (r)	(1.69)	11.49	12.72	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.88	1.79	11.45	(a)
Expenses after expense reductions (f)(h)	0.45	0.50	0.50	(a)
Net investment income	0.61	0.69	0.33	(a)
Portfolio turnover	14	17	4
Net assets at end of period (000 Omitted)	$12,012	$8,198	$354

	Years ended 4/30
Class R4 (formerly Class R5)	2008	2007	2006 (c)
Net asset value, beginning of period	$12.28	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.13	$0.09	$0.04
Net realized and unrealized gain (loss) on investments	(0.28)	1.21	1.24
Total from investment operations	$(0.15)	$1.30	$1.28

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.13)	$(0.16)
From net realized gain on investments	(0.46)	(0.01)	—
Total distributions declared to shareholders	$(0.69)	$(0.14)	$(0.16)
Net asset value, end of period	$11.44	$12.28	$11.12
Total return (%) (r)	(1.47)	11.80	12.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	1.78	11.15	(a)
Expenses after expense reductions (f)(h)	0.15	0.20	0.20	(a)
Net investment income	1.12	0.85	0.71	(a)
Portfolio turnover	14	17	4
Net assets at end of period (000 Omitted)	$2,321	$63	$56

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less then $0.01

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2008	2007	2006 (c)
Net asset value, beginning of period	$12.27	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.04	$0.04	$0.01
Net realized and unrealized gain (loss) on investments	(0.27)	1.27	1.26
Total from investment operations	$(0.23)	$1.31	$1.27

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.09)	$(0.16)
From net realized gain on investments	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.67)	$(0.14)	$(0.17)
Net asset value, end of period	$11.37	$12.27	$11.10
Total return (%) (r)(t)	(2.12)	11.86	12.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	2.75	11.32	(a)
Expenses after expense reductions (f)(h)	0.45	0.45	0.45	(a)
Net investment income	0.34	0.38	0.10	(a)
Portfolio turnover	11	11	33
Net assets at end of period (000 Omitted)	$2,978	$3,420	$599

	Years ended 4/30
Class B	2008	2007	2006 (c)
Net asset value, beginning of period	$12.21	$11.08	$10.00

Income (loss) from investment operations
Net investment loss (d)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss) on investments	(0.28)	1.24	1.27
Total from investment operations	$(0.31)	$1.21	$1.24

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.03)	$(0.15)
From net realized gain on investments	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.61)	$(0.08)	$(0.16)
Net asset value, end of period	$11.29	$12.21	$11.08
Total return (%) (r)(t)	(2.72)	11.00	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.95	3.57	11.97	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	(a)
Net investment loss	(0.26)	(0.27)	(0.45	)(a)
Portfolio turnover	11	11	33
Net assets at end of period (000 Omitted)	$1,639	$1,124	$466

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class C	2008	2007	2006 (c)
Net asset value, beginning of period	$12.23	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.03)	$(0.02)
Net realized and unrealized gain (loss) on investments	(0.31)	1.25	1.25
Total from investment operations	$(0.30)	$1.22	$1.23

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.02)	$(0.14)
From net realized gain on investments	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.67)	$(0.07)	$(0.15)
Net asset value, end of period	$11.26	$12.23	$11.08
Total return (%) (r)(t)	(2.69)	11.05	12.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.86	3.57	11.97	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	(a)
Net investment income (loss)	0.06	(0.31)	(0.26	)(a)
Portfolio turnover	11	11	33
Net assets at end of period (000 Omitted)	$964	$212	$86

	Years ended 4/30
Class I	2008	2007	2006 (c)
Net asset value, beginning of period	$12.32	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.09	$0.08	$0.04
Net realized and unrealized gain (loss) on investments	(0.28)	1.27	1.25
Total from investment operations	$(0.19)	$1.35	$1.29

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.10)	$(0.16)
From net realized gain on investments	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.71)	$(0.15)	$(0.17)
Net asset value, end of period	$11.42	$12.32	$11.12
Total return (%) (r)	(1.75)	12.26	13.01	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95	2.59	10.97	(a)
Expenses after expense reductions (f)(h)	0.10	0.10	0.10	(a)
Net investment income	0.76	0.71	0.62	(a)
Portfolio turnover	11	11	33
Net assets at end of period (000 Omitted)	$1,518	$1,004	$582

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R1	2008	2007	2006 (c)
Net asset value, beginning of period	$12.20	$11.08	$10.00

Income (loss) from investment operations
Net investment loss (d)	$(0.04)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss) on investments	(0.27)	1.26	1.25
Total from investment operations	$(0.31)	$1.21	$1.22

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.04)	$(0.13)
From net realized gain on investments	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.63)	$(0.09)	$(0.14)
Net asset value, end of period	$11.26	$12.20	$11.08
Total return (%) (r)	(2.75)	11.00	12.31	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.97	3.55	12.17	(a)
Expenses after expense reductions (f)(h)	1.17	1.20	1.20	(a)
Net investment loss	(0.36)	(0.42)	(0.42)	(a)
Portfolio turnover	11	11	33
Net assets at end of period (000 Omitted)	$2,645	$752	$127

	Years ended 4/30
Class R2 (formerly Class R3)	2008	2007	2006 (c)
Net asset value, beginning of period	$12.24	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.02	$0.00 (w)	$0.01
Net realized and unrealized gain (loss) on investments	(0.28)	1.26	1.25
Total from investment operations	$(0.26)	$1.26	$1.26

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.07)	$(0.15)
From net realized gain on investments	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.66)	$(0.12)	$(0.16)
Net asset value, end of period	$11.32	$12.24	$11.10
Total return (%) (r)	(2.36)	11.43	12.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.51	3.06	11.72	(a)
Expenses after expense reductions (f)(h)	0.68	0.75	0.75	(a)
Net investment income	0.16	0.03	0.08	(a)
Portfolio turnover	11	11	33
Net assets at end of period (000 Omitted)	$11,566	$3,702	$323

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R3 (formerly Class R4)	2008	2007	2006 (c)
Net asset value, beginning of period	$12.27	$11.11	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.05	$0.05	$0.03
Net realized and unrealized gain (loss) on investments	(0.28)	1.25	1.24
Total from investment operations	$(0.23)	$1.30	$1.27

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.09)	$(0.15)
From net realized gain on investments	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.68)	$(0.14)	$(0.16)
Net asset value, end of period	$11.36	$12.27	$11.11
Total return (%) (r)	(2.13)	11.74	12.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	2.78	11.37	(a)
Expenses after expense reductions (f)(h)	0.45	0.50	0.50	(a)
Net investment income	0.40	0.39	0.38	(a)
Portfolio turnover	11	11	33
Net assets at end of period (000 Omitted)	$5,358	$2,371	$169

	Years ended 4/30
Class R4 (formerly Class R5)	2008	2007	2006 (c)
Net asset value, beginning of period	$12.31	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.10	$0.07	$0.04
Net realized and unrealized gain (loss) on investments	(0.29)	1.26	1.25
Total from investment operations	$(0.19)	$1.33	$1.29

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.09)	$(0.16)
From net realized gain on investments	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.71)	$(0.14)	$(0.17)
Net asset value, end of period	$11.41	$12.31	$11.12
Total return (%) (r)	(1.79)	12.07	12.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	2.78	11.07	(a)
Expenses after expense reductions (f)(h)	0.15	0.20	0.20	(a)
Net investment income	0.87	0.60	0.67	(a)
Portfolio turnover	11	11	33
Net assets at end of period (000 Omitted)	$1,455	$63	$56

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS equity, fixed income, international, and money market mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund’s accounting policies, is outlined in the underlying fund’s financial statements which are available upon request.

Investment Valuations – Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the funds’ investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of

Notes to Financial Statements – continued

the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the funds, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the funds’ financial statements.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the funds’ use of and accounting for derivative instruments and the effect of derivative instruments on the funds’ results of operations and financial position. Management is evaluating the application of the Standard to the funds, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the funds’ financial statements.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

Indemnifications – Under each fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2008, is shown as a reduction of total expenses on the Statement of Operations. MFS Lifetime 2010 Fund and MFS Lifetime 2020 Fund’s custody fees were not reduced during the period.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund's financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is each fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements – continued

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and short-term capital gain distributions received from underlying funds.

The tax character of distributions declared to shareholders is as follows:

Year ended 4/30/08	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$557,523	$532,329	$1,272,073	$666,969	$323,070
Long-term capital gain	203,236	340,812	1,801,783	1,626,250	922,705
Total distributions	$760,759	$873,141	$3,073,856	$2,293,219	$1,245,775

Year ended 4/30/07	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$170,883	$141,331	$319,686	$159,310	$57,645
Long-term capital gain	4,607	13,605	145,719	15,837	36,113
Total distributions	$175,490	$154,936	$465,405	$175,147	$93,758

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/08	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Cost of investments	$18,733,427	$30,639,161	$77,906,055	$53,108,695	$29,020,509
Gross appreciation	$42,014	$273,135	$791,456	$294,480	$229,585
Gross depreciation	(314,194)	(501,005)	(1,939,995)	(1,862,409)	(1,015,713)
Net unrealized appreciation (depreciation)	$(272,180)	$(227,870)	$(1,148,539)	$(1,567,929)	$(786,128)
Undistributed ordinary income	51,568	334,482	447,038	41,492	8,892
Undistributed long-term capital gain	71,420	41,176	478,323	575,266	306,324
Other temporary differences	(48,136)	(330)	(5,676)	—	—

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the MFS Lifetime Retirement Income Fund all shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. For all other funds, all shareholders bear the common expenses of each fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement.

The investment adviser has agreed in writing to pay a portion of each fund’s operating expenses, exclusive of distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of each fund's average daily net assets. This written agreement will continue through August 31, 2008 unless changed or rescinded by the fund's Board of Trustees. For the year ended April 30, 2008, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations.

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$166,333	$161,370	$170,919	$163,652	$169,669

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2008, as its portion of the initial sales charge on sales of Class A shares of each fund.

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$5,181	$5,968	$13,258	$8,266	$3,943

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements – continued

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.10%	0.25%	0.35%	0.35%	$8,521
Lifetime 2010 Fund	0.10%	0.25%	0.35%	0.35%	13,115
Lifetime 2020 Fund	0.10%	0.25%	0.35%	0.35%	31,672
Lifetime 2030 Fund	0.10%	0.25%	0.35%	0.35%	18,316
Lifetime 2040 Fund	0.10%	0.25%	0.35%	0.35%	10,738
	CLASS B
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$7,459
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	8,370
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	40,347
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	17,217
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	14,169
	CLASS C
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$8,668
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	7,624
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	18,527
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	6,037
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	5,150
	CLASS R1
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	0.77%	$8,282
Lifetime 2010 Fund	0.75%	0.25%	1.00%	0.82%	10,900
Lifetime 2020 Fund	0.75%	0.25%	1.00%	0.82%	43,202
Lifetime 2030 Fund	0.75%	0.25%	1.00%	0.83%	24,041
Lifetime 2040 Fund	0.75%	0.25%	1.00%	0.82%	11,745
	FORMER CLASS R2 (b)
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.25%	0.25%	0.50%	0.50%	$3,132
Lifetime 2010 Fund	0.25%	0.25%	0.50%	0.50%	10,852
Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	26,290
Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	17,431
Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	9,148
	CLASS R2 (Formerly Class R3)
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.25%	0.25%	0.50%	0.50%	$17,124
Lifetime 2010 Fund	0.25%	0.25%	0.50%	0.50%	30,600
Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	80,890
Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	56,428
Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	28,764
	CLASS R3 (Formerly Class R4)
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$11,626
Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	14,270
Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	37,573
Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	25,865
Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	10,753

Notes to Financial Statements – continued

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Total Distributions and Service Fees	$64,812	$95,731	$278,501	$165,335	$90,467

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2008 based on each class’ average daily net assets. Effective March 1, 2008, the distribution fee rate for Class R1 shares increased from 0.50% to 0.75%.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2008, were as follows:

CDSC imposed	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Class A	$—	$—	$30	$55	$76
Class B	$1,812	$1,187	$4,868	$5,460	$2,352
Class C	$1,401	$79	$295	$508	$436

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from each fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of each fund. For the year ended April 30, 2008, these costs amounted to the following:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$769	$3,306	$5,828	$4,797	$4,141

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended April 30, 2008, the shareholder servicing costs on the Statements of Operations reflect this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500.

The administrative services fee incurred for the year ended April 30, 2008 was equivalent to the following annual effective rates of each fund's average daily net assets:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
0.1250%	0.0810%	0.0298%	0.0461%	0.0855%

In addition to the administrative services provided by MFS to each fund as described above prior to March 1, 2008, MFS was responsible for providing certain retirement plan administration and services with respect to certain shares. These services included various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may have been provided directly by MFS or by a third party. MFS generally paid all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended April 30, 2008, each fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

	CLASS R1
	Beginning of period through 2/29/08	Effective 3/01/08	Annual Effective Rate (g)	Total Amount
Lifetime Retirement Income Fund	0.35%	—	0.32%	$3,390
Lifetime 2010 Fund	0.35%	—	0.25%	3,286
Lifetime 2020 Fund	0.35%	—	0.26%	13,660
Lifetime 2030 Fund	0.35%	—	0.24%	7,026
Lifetime 2040 Fund	0.35%	—	0.25%	3,668

Notes to Financial Statements – continued

	FORMER CLASS R2 (b)
	Beginning of period through 12/31/07	Effective 1/01/08	Annual Effective Rate (g)	Total Amount
Lifetime Retirement Income Fund	0.25%	—	0.15%	$937
Lifetime 2010 Fund	0.25%	—	0.11%	2,478
Lifetime 2020 Fund	0.25%	—	0.14%	7,341
Lifetime 2030 Fund	0.25%	—	0.13%	4,433
Lifetime 2040 Fund	0.25%	—	0.13%	2,445

	CLASS R2 (Formerly Class R3)
	Beginning of period through 12/31/07	Effective 1/01/08	Annual Effective Rate (g)	Total Amount
Lifetime Retirement Income Fund	0.15%	—	0.08%	$2,617
Lifetime 2010 Fund	0.15%	—	0.08%	4,878
Lifetime 2020 Fund	0.15%	—	0.09%	14,122
Lifetime 2030 Fund	0.15%	—	0.09%	9,776
Lifetime 2040 Fund	0.15%	—	0.09%	4,902

	CLASS R3 (Formerly Class R4)
	Beginning of period through 12/31/07	Effective 1/01/08	Annual Effective Rate (g)	Total Amount
Lifetime Retirement Income Fund	0.15%	—	0.09%	$4,256
Lifetime 2010 Fund	0.15%	—	0.10%	5,612
Lifetime 2020 Fund	0.15%	—	0.10%	15,098
Lifetime 2030 Fund	0.15%	—	0.10%	10,293
Lifetime 2040 Fund	0.15%	—	0.10%	4,190

	CLASS R4 (Formerly Class R5)
	Beginning of period through 12/31/07	Effective 1/01/08	Annual Effective Rate (g)	Total Amount
Lifetime Retirement Income Fund	0.10%	—	0.06%	$73
Lifetime 2010 Fund	0.10%	—	0.05%	196
Lifetime 2020 Fund	0.10%	—	0.05%	648
Lifetime 2030 Fund	0.10%	—	0.05%	596
Lifetime 2040 Fund	0.10%	—	0.05%	446

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Total Retirement Plan Administration and Services Fees	$11,273	$16,450	$50,869	$32,124	$15,651

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 Shares.

(g)	Effective January 1, 2008, the annual retirement plan administration and service fee was eliminated for the former Class R2, Class R2 (formerly Class R3), Class R3 (formerly Class R4), and Class R4 (formerly Class R5) shares. Effective March 1, 2008, the annual retirement plan administration and service fee was eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended April 30, 2008, the fee paid to Tarantino LLC amounted to the following:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$97	$149	$397	$258	$140

Notes to Financial Statements – continued

MFS has agreed to reimburse each fund for a portion of the payments made by the funds to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$64	$102	$277	$179	$97

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated to the following:

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Purchases	$20,113,449	$21,625,312	$48,574,943	$35,841,226	$18,987,912
Sales	$8,443,922	$4,708,599	$9,073,724	$5,276,603	$2,361,699

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund shares were as follows:

	MFS Lifetime Retirement Income Fund				MFS Lifetime 2010 Fund
	Year ended 4/30/08		Year ended 4/30/07		Year ended 4/30/08		Year ended 4/30/07
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	307,084	$3,165,815	143,219	$1,440,438	545,766	$6,047,548	264,427	$2,807,130
Class B	51,287	524,465	26,533	266,000	108,798	1,189,173	53,038	557,648
Class C	49,728	511,292	51,435	522,615	52,198	580,301	41,142	434,143
Class I	15,823	163,138	1,183	12,244	66,852	768,664	23,183	252,673
Class R1	123,645	1,281,653	294,517	2,990,363	197,890	2,154,735	103,784	1,113,450
Former Class R2 (b)	101,204	1,040,535	35,134	358,985	406,457	4,545,368	93,891	1,005,904
Class R2 (formerly Class R3)	664,066	6,824,692	266,218	2,697,951	1,092,107	12,028,035	489,382	5,228,394
Class R3 (formerly Class R4)	989,154	10,116,109	70,868	722,441	305,363	3,384,482	719,197	7,702,614
Class R4 (formerly Class R5)	33,592	342,411	—	—	58,446	650,099	—	—
	2,335,583	$23,970,110	889,107	$9,011,037	2,833,877	$31,348,405	1,788,044	$19,101,956

Shares issued to shareholders in reinvestment of distributions
Class A	11,286	$115,638	5,179	$52,572	11,777	$130,490	4,072	$43,692
Class B	2,925	30,009	1,544	15,655	1,870	20,627	655	7,005
Class C	3,329	34,152	1,200	12,221	2,132	23,478	543	5,726
Class I	640	6,540	222	2,220	2,633	29,247	588	6,317
Class R1	5,146	52,957	2,048	20,911	4,097	44,990	726	7,749
Former Class R2 (b)	3,014	30,912	430	4,339	11,573	127,299	683	7,241
Class R2 (formerly Class R3)	17,437	178,457	4,672	47,330	22,988	253,328	3,077	32,957
Class R3 (formerly Class R4)	26,014	266,824	865	8,825	18,899	209,215	3,893	41,736
Class R4 (formerly Class R5)	652	6,693	214	2,173	1,866	20,709	105	1,132
	70,443	$722,182	16,374	$166,246	77,835	$859,383	14,342	$153,555

Shares reacquired
Class A	(170,296)	$(1,754,922)	(32,095)	$(328,353)	(350,193)	$(3,899,175)	(37,504)	$(402,995)
Class B	(38,616)	(394,604)	(3,971)	(39,915)	(27,446)	(302,773)	(5,543)	(59,870)
Class C	(25,682)	(262,871)	(15,417)	(153,396)	(14,818)	(162,964)	(3,550)	(37,742)
Class I	(2,876)	(29,585)	(18)	(182)	(71,370)	(806,131)	(67)	(704)
Class R1	(177,172)	(1,828,184)	(197,067)	(2,006,508)	(52,382)	(572,665)	(37,371)	(403,904)
Former Class R2 (b)	(136,682)	(1,388,919)	(8,202)	(83,835)	(494,664)	(5,398,258)	(26,636)	(288,002)
Class R2 (formerly Class R3)	(163,920)	(1,691,958)	(168,210)	(1,722,435)	(160,849)	(1,775,234)	(264,501)	(2,858,523)
Class R3 (formerly Class R4)	(522,157)	(5,371,343)	(13,270)	(136,045)	(219,630)	(2,411,912)	(352,668)	(3,826,034)
Class R4 (formerly Class R5)	(22,510)	(229,350)	—	—	(12,627)	(138,252)	—	—
	(1,259,911)	$(12,951,736)	(438,250)	$(4,470,669)	(1,403,979)	$(15,467,364)	(727,840)	$(7,877,774)

Notes to Financial Statements – continued

	MFS Lifetime Retirement Income Fund				MFS Lifetime 2010 Fund
	Year ended 4/30/08		Year ended 4/30/07		Year ended 4/30/08		Year ended 4/30/07
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net change
Class A	148,074	$1,526,531	116,303	$1,164,657	207,350	$2,278,863	230,995	$2,447,827
Class B	15,596	159,870	24,106	241,740	83,222	907,027	48,150	504,783
Class C	27,375	282,573	37,218	381,440	39,512	440,815	38,135	402,127
Class I	13,587	140,093	1,387	14,282	(1,885)	(8,220)	23,704	258,286
Class R1	(48,381)	(493,574)	99,498	1,004,766	149,605	1,627,060	67,139	717,295
Former Class R2 (b)	(32,464)	(317,472)	27,362	279,489	(76,634)	(725,591)	67,938	725,143
Class R2 (formerly Class R3)	517,583	5,311,191	102,680	1,022,846	954,246	10,506,129	227,958	2,402,828
Class R3 (formerly Class R4)	493,011	5,011,590	58,463	595,221	104,632	1,181,785	370,422	3,918,316
Class R4 (formerly Class R5)	11,734	119,754	214	2,173	47,685	532,556	105	1,132
	1,146,115	$11,740,556	467,231	$4,706,614	1,507,733	$16,740,424	1,074,546	$11,377,737

	MFS Lifetime 2020 Fund				MFS Lifetime 2030 Fund
	Year ended 4/30/08		Year ended 4/30/07		Year ended 4/30/08		Year ended 4/30/07
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	1,006,334	$11,865,949	585,641	$6,512,936	539,190	$6,543,114	358,111	$4,013,611
Class B	213,709	2,483,876	232,053	2,540,881	128,883	1,530,278	82,109	901,162
Class C	145,178	1,716,052	90,436	1,014,495	40,642	476,917	30,930	358,010
Class I	105,105	1,287,456	20,956	235,107	134,144	1,656,384	53,625	626,320
Class R1	779,387	8,966,851	279,678	3,148,128	525,074	5,946,229	147,987	1,693,158
Former Class R2 (b)	693,163	8,103,412	312,434	3,500,078	577,236	6,984,893	158,545	1,808,480
Class R2 (formerly Class R3)	2,288,467	26,427,719	1,471,113	16,430,150	1,809,683	21,323,994	845,772	9,617,269
Class R3 (formerly Class R4)	761,623	9,003,295	1,639,099	18,246,921	495,346	5,846,434	1,331,896	14,862,418
Class R4 (formerly Class R5)	217,854	2,545,380	—	—	202,783	2,414,689	—	72
	6,210,820	$72,399,990	4,631,410	$51,628,696	4,452,981	$52,722,932	3,008,975	$33,880,500

Shares issued to shareholders in reinvestment of distributions
Class A	38,423	$449,552	9,229	$103,824	24,066	$286,865	3,051	$34,988
Class B	14,830	172,619	2,925	32,823	7,650	90,651	654	7,477
Class C	6,540	75,859	705	7,899	2,211	26,239	63	724
Class I	3,956	46,402	765	8,625	4,480	53,537	991	11,388
Class R1	27,386	317,408	1,921	21,536	12,753	150,744	566	6,469
Former Class R2 (b)	25,198	293,057	2,079	23,293	28,140	333,456	247	2,787
Class R2 (formerly Class R3)	74,113	864,156	9,921	111,415	55,424	657,325	3,529	40,371
Class R3 (formerly Class R4)	61,989	725,266	12,871	144,803	47,737	568,070	6,084	69,662
Class R4 (formerly Class R5)	7,444	87,239	99	1,031	7,844	93,658	63	723
	259,879	$3,031,558	40,515	$455,249	190,305	$2,260,545	15,248	$174,589

Shares reacquired
Class A	(781,105)	$(9,219,411)	(154,626)	$(1,715,296)	(433,176)	$(5,278,602)	(34,360)	$(380,460)
Class B	(127,175)	(1,451,724)	(37,514)	(417,812)	(46,796)	(550,155)	(13,008)	(145,134)
Class C	(24,206)	(277,126)	(6,830)	(76,356)	(9,074)	(105,449)	(4,410)	(46,709)
Class I	(100,093)	(1,211,603)	—	—	(131,344)	(1,660,456)	(10,702)	(116,520)
Class R1	(227,560)	(2,519,744)	(115,954)	(1,312,659)	(144,713)	(1,620,985)	(66,895)	(777,313)
Former Class R2 (b)	(938,138)	(10,693,674)	(103,006)	(1,183,914)	(697,911)	(7,901,400)	(71,853)	(810,861)
Class R2 (formerly Class R3)	(521,256)	(6,013,770)	(710,799)	(8,152,127)	(467,520)	(5,543,722)	(389,026)	(4,537,056)
Class R3 (formerly Class R4)	(357,711)	(4,214,823)	(832,856)	(9,479,772)	(159,557)	(1,887,305)	(699,350)	(7,984,860)
Class R4 (formerly Class R5)	(30,199)	(346,695)	—	—	(12,862)	(146,244)	—	—
	(3,107,443)	$(35,948,570)	(1,961,585)	$(22,337,936)	(2,102,953)	$(24,694,318)	(1,289,604)	$(14,798,913)

Notes to Financial Statements – continued

	MFS Lifetime 2020 Fund				MFS Lifetime 2030 Fund
	Year ended 4/30/08		Year ended 4/30/07		Year ended 4/30/08		Year ended 4/30/07
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net change
Class A	263,652	$3,096,090	440,244	$4,901,464	130,080	$1,551,377	326,802	$3,668,139
Class B	101,364	1,204,771	197,464	2,155,892	89,737	1,070,774	69,755	763,505
Class C	127,512	1,514,785	84,311	946,038	33,779	397,707	26,583	312,025
Class I	8,968	122,255	21,721	243,732	7,280	49,465	43,914	521,188
Class R1	579,213	6,764,515	165,645	1,857,005	393,114	4,475,988	81,658	922,314
Former Class R2 (b)	(219,777)	(2,297,205)	211,507	2,339,457	(92,535)	(583,051)	86,939	1,000,406
Class R2 (formerly Class R3)	1,841,324	21,278,105	770,235	8,389,438	1,397,587	16,437,597	460,275	5,120,584
Class R3 (formerly Class R4)	465,901	5,513,738	819,114	8,911,952	383,526	4,527,199	638,630	6,947,220
Class R4 (formerly Class R5)	195,099	2,285,924	99	1,031	197,765	2,362,103	63	795
	3,363,256	$39,482,978	2,710,340	$29,746,009	2,540,333	$30,289,159	1,734,619	$19,256,176

	MFS Lifetime 2040 Fund
	Year ended 4/30/08		Year ended 4/30/07
	Shares	Amount	Shares	Amount

Shares sold
Class A	317,514	$3,875,039	254,232	$2,861,342
Class B	77,581	930,393	64,960	716,843
Class C	75,733	919,077	11,253	124,480
Class I	166,025	2,095,780	45,535	503,905
Class R1	185,155	2,118,438	69,138	800,048
Former Class R2 (b)	282,246	3,291,817	73,002	839,630
Class R2 (formerly Class R3)	886,542	10,288,992	469,802	5,339,483
Class R3 (formerly Class R4)	373,353	4,501,956	393,143	4,414,689
Class R4 (formerly Class R5)	127,135	1,527,690	—	—
	2,491,284	$29,549,182	1,381,065	$15,600,420

Shares issued to shareholders in reinvestment of distributions
Class A	13,122	$156,153	2,391	$27,497
Class B	6,068	71,911	494	5,676
Class C	3,551	41,942	66	759
Class I	7,108	84,869	1,013	11,695
Class R1	6,871	81,150	228	2,611
Former Class R2 (b)	10,041	118,889	301	3,430
Class R2 (formerly Class R3)	28,072	332,938	1,779	20,445
Class R3 (formerly Class R4)	22,302	265,165	1,728	19,893
Class R4 (formerly Class R5)	5,732	68,386	63	632
	102,867	$1,221,403	8,063	$92,638

Shares reacquired
Class A	(347,477)	$(4,267,131)	(31,782)	$(366,598)
Class B	(30,522)	(350,723)	(15,510)	(172,227)
Class C	(10,968)	(130,186)	(1,725)	(17,691)
Class I	(121,700)	(1,549,015)	(17,331)	(198,751)
Class R1	(18,616)	(210,226)	(19,210)	(223,486)
Former Class R2 (b)	(348,431)	(3,968,426)	(22,231)	(265,456)
Class R2 (formerly Class R3)	(195,722)	(2,246,095)	(198,197)	(2,306,144)
Class R3 (formerly Class R4)	(117,384)	(1,421,947)	(216,855)	(2,493,774)
Class R4 (formerly Class R5)	(10,486)	(125,387)	—	—
	(1,201,306)	$(14,269,136)	(522,841)	$(6,044,127)

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund
	Year ended 4/30/08		Year ended 4/30/07
	Shares	Amount	Shares	Amount

Net change
Class A	(16,841)	$(235,939)	224,841	$2,522,241
Class B	53,127	651,581	49,944	550,292
Class C	68,316	830,833	9,594	107,548
Class I	51,433	631,634	29,217	316,849
Class R1	173,410	1,989,362	50,156	579,173
Former Class R2 (b)	(56,144)	(557,720)	51,072	577,604
Class R2 (formerly Class R3)	718,892	8,375,835	273,384	3,053,784
Class R3 (formerly Class R4)	278,271	3,345,174	178,016	1,940,808
Class R4 (formerly Class R5)	122,381	1,470,689	63	632
	1,392,845	$16,501,449	866,287	$9,648,931

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended April 30, 2008, each fund's commitment fee and interest expense was equal to the following and is included in the miscellaneous expense on the Statement of Operations.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Commitment Fee	$59	$93	$258	$163	$89
Interest Expense	$—	$—	$146	$—	$—

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

	MFS Lifetime Retirement Income Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount		Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Floating Rate High Income Fund	68,698	215,783		(80,691)	203,790
MFS Government Securities Fund	73,412	201,022		(85,340)	189,094
MFS Inflation-Adjusted Bond Fund	71,055	196,642		(89,338)	178,359
MFS Intermediate Investment Grade Bond Fund	105,333	27,960		(133,293)	—
MFS Limited Maturity Fund	216,462	611,178		(241,387)	586,253
MFS Money Market Fund	692,694	1,913,581		(773,656)	1,832,619
MFS Research Bond Fund	34,584	483,372	(i)	(141,920)	376,036
MFS Research Fund	26,572	82,430		(38,859)	70,143
MFS Value Fund	24,266	86,000		(37,962)	72,304

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Floating Rate High Income Fund	$(34,433)	$—		$98,987	$1,836,151
MFS Government Securities Fund	5,421	—		67,163	1,837,993
MFS Inflation – Adjusted Bond Fund	21,459	—		73,306	1,835,309
MFS Intermediate Investment Grade Bond Fund	(370)	—		9,762	—
MFS Limited Maturity Fund	(6,592)	—		140,517	3,669,947
MFS Money Market Fund	—	—		59,901	1,832,619
MFS Research Bond Fund	(6,412)	—		141,329	3,677,628
MFS Research Fund	87,802	—		15,150	1,830,021
MFS Value Fund	37,565	111,060		20,450	1,828,579
	$104,440	$111,060		$626,565	$18,348,247

Notes to Financial Statements – continued

	MFS Lifetime 2010 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount		Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	—	45,215	(i)	(9,787)	35,428
MFS Floating Rate High Income Fund	43,564	139,557		(9,270)	173,851
MFS Government Securities Fund	147,872	210,456		(46,278)	312,050
MFS Inflation-Adjusted Bond Fund	45,071	122,418		(15,264)	152,225
MFS Intermediate Investment Grade Bond Fund	212,390	35,867		(248,257)	—
MFS Limited Maturity Fund	436,230	658,695		(125,874)	969,051
MFS Money Market Fund	1,396,097	2,037,400		(400,368)	3,033,129
MFS Research Bond Fund	69,666	631,507	(i)	(80,901)	620,272
MFS Research Fund	71,644	102,159		(29,438)	144,365
MFS Research International Fund	22,616	27,757		(12,784)	37,589
MFS Strategic Growth Fund	21,444	2,565		(24,009)	—
MFS Value Fund	65,455	111,148		(27,671)	148,932

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Core Growth Fund	$17,429	$25,121		$ —	$733,366
MFS Floating Rate High Income Fund	(7,228)	—		64,687	1,566,397
MFS Government Securities Fund	6,753	—		103,467	3,033,129
MFS Inflation – Adjusted Bond Fund	7,302	—		46,043	1,566,397
MFS Intermediate Investment Grade Bond Fund	(115)	—		18,887	—
MFS Limited Maturity Fund	(4,124)	—		215,449	6,066,259
MFS Money Market Fund	—	—		91,499	3,033,129
MFS Research Bond Fund	(6,740)	—		213,953	6,066,258
MFS Research Fund	66,817	—		29,357	3,766,495
MFS Research International Fund	3,033	59,177		10,484	733,366
MFS Strategic Growth Fund	2,047	—		—	—
MFS Value Fund	1,503	205,937		40,884	3,766,495
	$86,677	$290,235		$834,710	$30,331,291

	MFS Lifetime 2020 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount		Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	—	489,626	(i)	(32,296)	457,330
MFS Government Securities Fund	283,214	407,695		(94,956)	595,953
MFS High Income Fund	512,447	697,784		(144,567)	1,065,664
MFS Intermediate Investment Grade Bond Fund	129,888	38,765		(168,653)	—
MFS International New Discovery Fund	45,226	46,676		(15,027)	76,875
MFS Mid Cap Growth Fund	327,283	301,860		(61,905)	567,238
MFS Mid Cap Value Fund	216,274	272,740		(43,363)	445,651
MFS Money Market Fund	640,381	1,524,108		(196,267)	1,968,222
MFS Research Bond Fund	405,732	952,919	(i)	(173,072)	1,185,579
MFS Research Fund	179,015	214,856		(26,402)	367,469
MFS Research International Fund	257,478	292,482		(62,747)	487,213
MFS Strategic Growth Fund	243,199	44,286		(287,485)	—
MFS Value Fund	211,960	278,184		(38,495)	451,649

Notes to Financial Statements – continued

	MFS Lifetime 2020 Fund

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Core Growth Fund	$54,348	$305,247		$—	$9,466,725
MFS Government Securities Fund	19,984	—		201,226	5,792,666
MFS High Income Fund	(27,400)	—		246,329	3,836,389
MFS Intermediate Investment Grade Bond Fund	(386)	—		12,805	—
MFS International New Discovery Fund	8,642	300,515		20,744	1,874,991
MFS Mid Cap Growth Fund	33,112	—		—	5,666,709
MFS Mid Cap Value Fund	(11,048)	435,312		59,878	5,650,853
MFS Money Market Fund	—	—		52,293	1,968,222
MFS Research Bond Fund	(15,033)	—		435,996	11,594,962
MFS Research Fund	77,750	—		70,986	9,587,261
MFS Research International Fund	34,642	708,912		125,610	9,505,534
MFS Strategic Growth Fund	21,369	—		—	—
MFS Value Fund	55,510	635,552		128,974	11,422,204
	$251,490	$2,385,538		$1,354,841	$76,366,516

	MFS Lifetime 2030 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount		Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	—	510,132	(i)	(44,682)	465,450
MFS Government Securities Fund	20,457	61,222		(13,218)	68,461
MFS High Income Fund	48,714	161,487		(24,062)	186,139
MFS International New Discovery Fund	73,492	132,553		(20,848)	185,197
MFS Mid Cap Growth Fund	334,862	429,012		(57,159)	706,715
MFS Mid Cap Value Fund	220,833	376,446		(41,131)	556,148
MFS New Discovery Fund	47,769	68,711		(16,081)	100,399
MFS Research Bond Fund	38,538	121,870		(24,032)	136,376
MFS Research Fund	93,550	120,066		(16,194)	197,422
MFS Research International Fund	124,964	208,400		(35,084)	298,280
MFS Strategic Growth Fund	211,134	37,288		(248,422)	—
MFS Value Fund	128,120	203,848		(26,636)	305,332

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Core Growth Fund	$34,201	$291,503		$—	$9,634,817
MFS Government Securities Fund	3,604	—		19,401	665,438
MFS High Income Fund	(6,675)	—		33,787	670,099
MFS International New Discovery Fund	(26,243)	637,674		44,018	4,516,948
MFS Mid Cap Growth Fund	30,779	—		—	7,060,081
MFS Mid Cap Value Fund	(46,685)	502,104		69,065	7,051,956
MFS New Discovery Fund	(12,951)	53,331		—	1,915,621
MFS Research Bond Fund	(2,286)	—		43,273	1,333,762
MFS Research Fund	36,007	—		38,972	5,150,747
MFS Research International Fund	260	412,429		73,077	5,819,443
MFS Strategic Growth Fund	829	—		—	—
MFS Value Fund	2,493	426,088		84,585	7,721,854
	$13,333	$2,323,129		$406,178	$51,540,766

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount		Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	—	293,651	(i)	(22,669)	270,982
MFS International New Discovery Fund	43,603	83,142		(10,782)	115,963
MFS Mid Cap Growth Fund	192,407	259,276		(30,379)	421,304
MFS Mid Cap Value Fund	127,196	223,848		(19,552)	331,492
MFS New Discovery Fund	30,957	50,344		(6,149)	75,152
MFS Research Fund	51,050	64,578		(8,071)	107,557
MFS Research International Fund	63,290	96,616		(15,573)	144,333
MFS Strategic Growth Fund	119,916	27,611		(147,527)	—
MFS Value Fund	69,916	108,403		(12,024)	166,295

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Core Growth Fund	$36,605	$161,437		$—	$5,609,326
MFS International New Discovery Fund	(15,493)	371,787		25,664	2,828,332
MFS Mid Cap Growth Fund	19,243	—		—	4,208,826
MFS Mid Cap Value Fund	(4,978)	283,580		39,007	4,203,322
MFS New Discovery Fund	8,308	35,394		—	1,433,900
MFS Research Fund	23,566	—		20,244	2,806,151
MFS Research International Fund	(617)	192,807		34,163	2,815,933
MFS Strategic Growth Fund	1,267	—		—	—
MFS Value Fund	12,315	221,016		45,379	4,205,591
	$80,216	$1,266,021		$164,457	$28,111,381

(i)	The acquisition shares for MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, and MFS Lifetime 2020 Fund include shares received in the merger of MFS Intermediate Investment Grade Bond Fund into MFS Research Bond Fund on June 22, 2007. The acquisition shares for MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund include shares received in the merger of MFS Strategic Growth Fund into MFS Core Growth Fund on June 22, 2007.

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of Class R1 shareholders of MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund, which was held on February 15, 2008, the following actions were taken:

Item 1. To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 shares of the fund.

	Number of Dollars
	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund
For	1,141,770.77	786,415.83	4,176,591.66	1,730,955.88	954,282.15
Against	0.00	4,214.29	0.00	0.00	0.00
Abstain	0.00	2,387.68	5,498.40	6,364.68	7,676.24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust XII and Shareholders of MFS Lifetime Funds:

We have audited the accompanying statements of assets and liabilities of MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund (the “MFS Lifetime Funds”) (the five funds constituting MFS Series Trust XII), including the portfolios of investments, as of April 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the MFS Lifetime Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the MFS Lifetime Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the MFS Lifetime Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Lifetime Funds at April 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 16, 2008

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2008, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
INTERESTED TRUSTEES
Robert J. Manning(k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director

Robert C. Pozen(k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); Harvard Business School (education), Senior Lecturer (since 2008); Secretary of Economic Affairs, The Commonwealth of Massachusetts (January 2002 to December 2002); Fidelity Investments, Vice Chairman (June 2000 to December 2001); Fidelity Management & Research Company (investment adviser), President (March 1997 to July 2001); Bell Canada Enterprises (telecommunications), Director; Medtronic, Inc. (medical technology), Director; Telesat (satellite communications), Director (until 2007)

INDEPENDENT TRUSTEES
J. Atwood Ives (born 5/01/36)	Trustee and Chair of Trustees	February 1992	Private investor; KeySpan Corporation (energy related services), Director until 2004; Woodstock Corporation (investment advisory firm), Director until 2003

Robert E. Butler(n) (born 11/29/41)	Trustee	January 2006	Consultant – regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)

Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	August 1993	Brigham and Women’s Hospital, Chief of Cardiac Surgery (2005); Harvard Medical School, Professor of Cardiac Surgery; Physician Director of Medical Device Technology for Partners HealthCare

David H. Gunning (born 5/30/42)	Trustee	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Portman Limited (mining), Director (since 2005); Encinitos Ventures (private investment company), Principal (1997 to April 2001); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director

William R. Gutow (born 9/27/41)	Trustee	December 1993

Private investor and real estate consultant (since 1998); Capital Entertainment Management Company (video franchise), Vice Chairman (since 1998); Texas Donuts (donut franchise), Vice Chairman (since 2007); Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007)

Michael Hegarty (born 12/21/44)	Trustee	December 2004	Retired; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until May 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer (until May 2001)

Lawrence T. Perera (born 6/23/35)	Trustee	July 1981	Hemenway & Barnes (attorneys), Partner

J. Dale Sherratt (born 9/23/38)	Trustee	August 1993	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner (since 1993); Cambridge Nutraceuticals (professional nutritional products), Chief Executive Officer (until May 2001)

Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Partner (since 2006); Private investor; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004); The Travelers Companies (commercial property liability insurance), Director

Robert W. Uek (born 5/18/41)	Trustee	January 2006	Retired (since 1999); PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); Consultant to investment company industry (since 2000); TT International Funds (mutual fund complex), Trustee (2000 until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Robert J. Manning(k) (born 10/20/63)	President	March 2008	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director

Maria F. Dwyer(k) (born 12/01/58)	Treasurer	March 2008	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (prior to March 2004); MFS Group of Funds, President (November 2005 – March 2008)

Christopher R. Bohane(k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since April 2003); Kirkpatrick & Lockhart LLP (law firm), Associate (prior to April 2003)

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Ethan D. Corey(k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2006); Special Counsel (prior to April 2006); Dechert LLP (law firm), Counsel (prior to December 2004)

David L. DiLorenzo(k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (prior to June 2005)

Timothy M. Fagan(k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President and Chief Compliance Officer (September 2004 to August 2005), Senior Attorney (prior to September 2004); John Hancock Group of Funds, Vice President and Chief Compliance Officer (September 2004 to December 2004)

Mark D. Fischer(k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (prior to May 2005)

Brian E. Langenfeld(k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Assistant Vice President and Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (May 2005 to April 2006); John Hancock Advisers, LLC, Attorney and Assistant Secretary (prior to May 2005)

Ellen Moynihan(k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton(k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005); John Hancock Group of Funds, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005)

Susan A. Pereira(k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (prior to June 2004)

Mark N. Polebaum(k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (prior to January 2006)

Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (April 2003 to June 2004); David L. Babson & Co. (investment adviser), Managing Director, Chief Administrative Officer and Director (prior to March 2003)

Richard S. Weitzel(k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2007); Vice President and Senior Counsel (since May 2004); Massachusetts Department of Business and Technology, General Counsel (February 2003 to April 2004); Massachusetts Office of the Attorney General, Assistant Attorney General (April 2001 to February 2003); Ropes and Gray, Associate (prior to April 2001)

James O. Yost(k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n)	In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Trustees and Officers – continued

The Trust held a shareholders’ meeting in 2005 to elect Trustees, and will hold a shareholders’ meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Trust’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2008, the Trustees served as board members of 100 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741	225 Franklin Street, Boston, MA 02110
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741	200 Clarendon Street, Boston, MA 02116
Portfolio Manager
Joseph Flaherty

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of each Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2008 income tax forms in January 2009. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The funds below designated the following amounts as capital gain dividends paid during the fiscal year:

Capital Gains
MFS Lifetime Retirement Income Fund	$242,079
MFS Lifetime 2010 Fund	424,783
MFS Lifetime 2020 Fund	2,008,158
MFS Lifetime 2030 Fund	1,749,760
MFS Lifetime 2040 Fund	986,973

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

Dividends Received Deductions
MFS Lifetime Retirement Income Fund	7.95%
MFS Lifetime 2010 Fund	11.24%
MFS Lifetime 2020 Fund	20.96%
MFS Lifetime 2030 Fund	44.50%
MFS Lifetime 2040 Fund	42.08%

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign-up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® INVESTMENT MANAGEMENT

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to certain series of the Registrant (collectively, the “Funds”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended April 30, 2008 and 2007, audit fees billed to the Funds by E&Y were as follows:

	Audit Fees
	2008	2007
Fees billed by E&Y:
MFS Lifetime Retirement Income Fund	24,333	25,020
MFS Lifetime 2010 Fund	24,333	25,020
MFS Lifetime 2020 Fund	24,333	25,020
MFS Lifetime 2030 Fund	24,333	25,020
MFS Lifetime 2040 Fund	24,333	25,020

Total	121,665	125,100

For the fiscal years ended April 30, 2008 and 2007, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2008	2007	2008	2007	2008	2007
Fees billed by E&Y:
To MFS Lifetime Retirement Income Fund	0	0	4,530	4,377	0	0
To MFS Lifetime 2010 Fund	0	0	4,530	4,377	0	0
To MFS Lifetime 2020 Fund	0	0	4,530	4,377	0	0
To MFS Lifetime 2030 Fund	0	0	4,530	4,377	0	0
To MFS Lifetime 2040 Fund	0	0	4,530	4,377	0	0

Total fees billed by E&Y To above Funds:	0	0	22,650	21,885	0	0
To MFS and MFS Related Entities of MFS Lifetime Retirement Income Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2010 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2020 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2030 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2040 Fund*	0	0	0	0	0	0

Aggregate fees for non-audit services:	2008	2007
To MFS Lifetime Retirement Income Fund, MFS and MFS Related Entities#	270,754	82,144
To MFS Lifetime 2010 Fund, MFS and MFS Related Entities#	270,754	82,144
To MFS Lifetime 2020 Fund, MFS and MFS Related Entities#	270,754	82,144
To MFS Lifetime 2030 Fund, MFS and MFS Related Entities#	270,754	82,144
To MFS Lifetime 2040 Fund, MFS and MFS Related Entities#	270,754	82,144

*	This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by E&Y, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for the subscription to tax treatise and for services related to analysis of fund administrative expenses, compliance program and records management projects.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS SERIES TRUST XII

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: June 16, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2008

*	Print name and title of each signing officer under his or her signature.